UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 94.7%
Alabama – 2.2%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2001 (A-/Baa1)
$2,135,000	5.25%	12/01/2005	$2,155,283
Birmingham Jefferson Alabama Civic Center Authority Special Tax Refunding Series 2002 A (FSA) (AAA/Aaa)
3,000,000	5.25	01/01/2007	3,096,300
Greenville Alabama GO Bonds Refunding Warrants Series 2005 (XLCA) (AAA/Aaa)
300,000	5.00	01/01/2007	308,223
680,000	5.00	01/01/2008	709,451
710,000	5.00	01/01/2009	750,498
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
4,000,000	5.00	01/01/2008	4,150,600

			11,170,355

Arizona – 1.3%
Arizona State Transportation Board RB GANS Series 2001 (MBIA) (AAA/Aaa)
1,950,000	5.25	01/01/2006	1,970,124
Phoenix Arizona Civic Improvement Corp. Water System RB Junior Lien Series 1996 (AA/Aaa)(a)
2,150,000	5.90	07/01/2006	2,211,060
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series 2001 A (AA/Aa2)
2,000,000	5.25	01/01/2006	2,021,120
University Medical Center Corp. Hospital RB Series 2004 (BBB+/Baa1)
500,000	5.00	07/01/2006	508,050

			6,710,354

Arkansas – 1.1%
Little Rock Arkansas School District GO Bonds for Little Rock School District Series 2001 C (FSA) (Aaa)
1,565,000	5.00	02/01/2009	1,658,493
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
2,540,000	4.00	07/01/2016	2,556,739
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,000,000	5.00	02/01/2011	1,047,880

			5,263,112

California – 12.3%
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 H (A-/Baa1)(b)
5,000,000	4.45	07/01/2011	5,090,900
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
300,000	5.00	01/01/2009	318,207
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)(b)
10,000,000	5.00	07/01/2007	10,379,900

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
California State GO Bonds Refunded Series 1998 (A/A2)
$1,100,000	6.00%	02/01/2008	$1,176,010
California State GO Bonds Series 2004 (A/A2)
5,000,000	4.00	02/01/2009	5,126,250
1,000,000	4.00	02/01/2010	1,025,650
California State GO Bonds Variable Purpose Series 2004 (A/A2)
2,000,000	2.50	04/01/2006	1,995,000
6,500,000	5.00	04/01/2011	6,989,580
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
1,000,000	5.00	07/01/2006	1,015,740
1,160,000	5.00	07/01/2007	1,194,893
1,000,000	5.00	07/01/2008	1,041,710
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/A3)(b)
2,500,000	3.85	06/01/2012	2,495,425
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (ETM) (A-/A3)
2,000,000	5.00	06/01/2010	2,118,660
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
1,000,000	5.00	05/01/2007	1,028,370
1,000,000	4.00	05/01/2008	1,012,150
Los Angeles California Waste Water System RB Series 2003 (FSA) (AAA/Aaa)
3,000,000	5.00	06/01/2007	3,112,890
Metropolitan Water District RB for Southern California Waterworks Refunded Balance Series 1996 C (AAA/Aa2)(a)
8,775,000	5.00	01/01/2007	9,052,378
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
400,000	5.00	08/01/2005	400,000
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
5,720,000	5.25	06/01/2027	5,837,717
Truckee-Donner Public Utility District of California COPS Series A (ACA) (A)
1,000,000	3.50	01/01/2006	1,001,010

			61,412,440

Colorado – 1.1%
Colorado Department of Transportation RANS RB Series A (MBIA) (AAA/Aaa)
1,000,000	5.50	06/15/2006	1,023,270
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
420,000	3.00	12/01/2005	419,487
430,000	3.25	12/01/2006	431,157
440,000	3.50	12/01/2007	440,374
455,000	4.00	12/01/2008	461,070
480,000	4.00	12/01/2009	486,072

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Colorado – (continued)
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC-U.S. Bank N.A.) (Aa1)(b)
$2,290,000	2.25%	12/01/2006	$2,277,909

			5,539,339

Connecticut – 1.0%
Connecticut State Special Obligation Rate Reduction RB Series 2004 A (AAA/Aaa)
4,760,000	5.00	12/30/2009	5,099,435

Florida – 4.2%
Escambia County Florida Health Facilities Authority RB Ascension Health Credit Series 2003 A (AA/Aa2)
1,700,000	2.50	11/15/2005	1,696,090
Florida State Board Education GO Bonds for Public Education Series 1998 B (AAA/Aa1)
2,000,000	6.00	06/01/2006	2,053,080
Huntington Community Development District RB for Special Assessment Series 2004 B
5,290,000	5.00	05/01/2009	5,291,375
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (A-/A3)
1,820,000	5.00	07/01/2008	1,878,076
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
300,000	2.00	05/01/2006	294,942
610,000	2.38	05/01/2007	588,077
625,000	2.80	05/01/2008	602,000
300,000	3.00	05/01/2009	287,001
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
1,360,000	5.00	05/01/2009	1,364,175
Miami Dade County Florida School Board COPS Series 2003 A (MBIA) (AAA/Aaa)(b)
6,000,000	5.00	08/01/2008	6,297,300
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
405,000	3.13	05/01/2009	404,773

			20,756,889

Georgia – 4.0%
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)(a)
2,500,000	5.50	01/01/2010	2,753,200
Bartow County Georgia GO Bonds Sales Tax Series 2003 (MBIA) (AAA/Aaa)
4,000,000	5.00	02/01/2006	4,045,880
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.85	06/01/2009	1,415,988
Downtown Savannah Authority RB Refunding for Public Improvement Series 2005 (AA/A1)
1,530,000	4.00	01/01/2007	1,553,072

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Georgia – (continued)
Downtown Savannah Authority RB Refunding for Public Improvement Series 2005 (AA/A1)
$2,760,000	4.00%	01/01/2008	$2,819,147
Gwinnett County Georgia School District GO Bonds Refunding Series 2002 (AA+/Aaa)
1,835,000	4.50	02/01/2006	1,851,295
Newton County Georgia Water Revenue GO Bonds Series 2004 (MBIA) (Aaa)
1,020,000	3.00	07/01/2006	1,022,723
South Georgia Governmental Services Authority RB for Telecommunications/Cable Project Series 2004 (FGIC) (AAA/Aaa)
2,485,000	3.00	01/01/2007	2,489,746
2,055,000	4.00	01/01/2008	2,100,005

			20,051,056

Idaho – 0.6%
Boise-Kuna Idaho Irrigation District RB (AMBAC) (AAA/Aaa)
2,750,000	5.00	07/01/2006	2,804,725

Illinois – 3.6%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)(a)
4,610,000	5.65	01/01/2011	5,128,948
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.50	12/01/2006	1,039,460
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,580,350
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
1,500,000	7.00	07/01/2007	1,577,295
Illinois Health Facilities Authority RB for Hospital Sisters Services Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.25	06/01/2009	4,672,631
Illinois Health Facilities Authority RB for University of Chicago Hospital & Health Series 2003 (MBIA) (AAA/Aaa)
1,400,000	4.00	08/15/2005	1,400,630
1,325,000	5.00	08/15/2006	1,353,117
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
255,000	5.75	07/01/2006	261,900

			18,014,331

Indiana – 1.1%
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.50	08/01/2006	507,975

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Indiana – (continued)
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)(b)
$5,000,000	2.63%	10/01/2006	$4,958,350

			5,466,325

Kansas(b) – 0.9%
Burlington Kansas PCRB Refunding Kansas Gas & Electric Co. Project Series 2004 B (MBIA) (AAA/Aaa)
4,500,000	2.65	06/01/2006	4,490,055

Kentucky – 2.0%
Kentucky Association of Counties TRANS COPS Series 2005 (JP Morgan Chase) (SP-1+)
8,000,000	4.00	06/30/2006	8,083,440
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)(c)
1,775,000	0.00/6.00	10/01/2007	1,817,121

			9,900,561

Louisiana – 0.4%
Jefferson Parish Hospital Service District No. 001 RB for West Jefferson Medical Center Series 1998 A (FSA) (AAA/Aaa)
1,755,000	5.00	01/01/2008	1,827,692

Maine – 0.4%
Maine State COPS Series 2003 C (AA-)
1,000,000	3.50	06/01/2007	1,010,220
1,000,000	4.00	06/01/2008	1,023,610

			2,033,830

Maryland – 4.1%
Anne Arundel County GO Bonds Series 2003 (AA+/Aa1)
5,000,000	5.00	03/01/2006	5,066,550
Maryland State GO Bonds State & Local Facilities Loan 2nd Series 2001 (AAA/Aaa)
15,000,000	5.25	03/01/2006	15,222,750

			20,289,300

Massachusetts – 1.6%
Boston Massachusetts GO BANS Series 2002 A (SP-1+/MIG1)
1,000,000	3.50	02/01/2006	1,003,900
Massachusetts State GO Bonds Consumer Loan Series 1996 A (MBIA) (AAA/Aaa)(a)
2,000,000	5.13	01/01/2006	2,039,740
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.25	07/01/2009	2,127,260
Massachusetts State School Building Authority RB for School Improvements Series 2005 A (AA/Aa2)
2,500,000	5.00	08/15/2008	2,642,425

			7,813,325

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Minnesota – 0.8%
Dakota County Minnesota GO Bonds Series 2003 A (AA+/Aaa)
$1,895,000	5.00%	02/01/2007	$1,955,886
Duluth Minnesota Economic Development Authority Health Care Facilities RB for Benedictine Health Systems-Saint Mary’s Series 2004 (A-)
400,000	4.50	02/15/2006	402,448
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.13	05/15/2008	1,504,246

			3,862,580

Mississippi – 1.1%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
5,200,000	6.20	02/01/2008	5,555,004

Missouri – 0.1%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
675,000	5.88	12/01/2006	694,609

Montana(b) – 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa1)
1,000,000	5.20	05/01/2009	1,049,090

Nevada – 0.8%
Carson City Hospital RB for Carson-Tahoe Hospital Project Series 2002 (BBB+)
725,000	5.25	09/01/2005	726,167
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,345,425
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)(d)
800,000	0.00	01/01/2007	765,376
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/Aaa)
1,300,000	6.30	12/01/2014	1,309,516

			4,146,484

New Hampshire – 0.4%
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)
490,000	3.00	10/01/2006	487,810
1,475,000	4.00	10/01/2008	1,500,812

			1,988,622

New Jersey – 4.1%
Burlington Township School District GO Bonds Refunding Series 2004 (FGIC) (Aaa)
1,245,000	5.00	01/15/2009	1,322,227

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (BBB/Baa2)
$3,750,000	5.00%	06/15/2007	$3,857,475
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
355,000	5.00	07/01/2006	360,236
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C
1,300,000	5.00	07/01/2007	1,326,520
1,405,000	5.00	07/01/2008	1,440,476
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 2005 B (MBIA) (AAA/Aaa)
5,000,000	5.25	12/15/2013	5,534,100
New Jersey State Turnpike Authority RB Series 2000 A (ETM) (MBIA) (AAA/Aaa)
630,000	5.50	01/01/2007	653,361
New Jersey State Turnpike Authority RB Series 2000 A (MBIA) (AAA/Aaa)(a)
5,000,000	5.50	01/01/2010	5,463,000
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
780,000	4.38	06/01/2019	787,995

			20,745,390

New Mexico – 1.5%
Farmington PCRB for Public Service Co. San Juan Series 2003 A (BBB/Baa2)(b)
2,700,000	2.10	04/01/2006	2,676,159
New Mexico State GO Bonds Capital Projects Series 2003 (AA+/Aa1)
3,350,000	5.00	03/01/2006	3,393,416
New Mexico State University RB Refunding & Improvement Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.00	04/01/2008	1,048,390
University of New Mexico RB for FHA Insured Hospital Mortgage Series 2004 (FSA) (AAA/Aaa)
515,000	5.00	01/01/2009	543,691

			7,661,656

New York – 9.2%
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,580,000	5.00	08/01/2012	1,667,674
1,480,000	5.00	08/01/2013	1,566,906
New York City GO Bonds Series 1998 F (FGIC-TCRS) (AAA/Aaa)
4,700,000	5.38	08/01/2009	4,991,306
New York City Health & Hospital Corp. RB for Health System Series 2003 A (AMBAC) (AAA/Aaa)
5,000,000	5.00	02/15/2006	5,059,350
New York City IDA Civic Facilities RB for Polytechnical University Project (BB+/Ba3)
200,000	5.10	11/01/2005	200,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
New York City IDA Civic Facility RB for Polytechnical University Project (BB+/Ba3)
$250,000	5.20%	11/01/2007	$249,770
New York GO Bonds Prerefunded Balance Series 1996 F (ETM) (A+/A1)
920,000	7.00	02/01/2006	939,486
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.25	08/01/2008	524,145
New York GO Bonds Refunding Series 2002 C (A+/A1)
2,500,000	5.25	08/01/2010	2,701,250
New York GO Bonds Unrefunded Balance Series 1996 F (A+/A1)
1,080,000	7.00	02/01/2006	1,102,010
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (ETM) (A+/A2)
4,090,000	5.00	05/15/2007	4,245,297
New York State Dormitory Authority RB for City University System Construction 5th Generation Series 2003 A (AA-/A2)
1,250,000	5.00	01/01/2006	1,261,325
3,250,000	5.00	01/01/2007	3,335,443
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
575,000	5.00	05/01/2006	581,423
460,000	5.00	05/01/2007	472,498
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,030,080
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A2)
2,000,000	5.00	04/01/2006	2,029,080
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(b)
5,750,000	5.25	01/01/2009	6,087,812
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
285,000	3.00	12/01/2005	284,877
500,000	5.00	12/01/2007	518,305
Tobacco Settlement Financing Corp. RB Series B-1 (AA-/A2)
1,000,000	5.00	06/01/2010	1,067,420
Triborough Bridge & Tunnel Authority Revenues & General Purpose RB Series 1997 SR (ETM) (AA-/Aa2)
4,860,000	5.00	01/01/2007	4,942,766

			45,858,323

North Carolina – 0.7%
North Carolina Eastern Municipal Power RB Refunding Series 1996 A (MBIA) (AAA/Aaa)
2,000,000	6.00	01/01/2006	2,026,380

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
$1,190,000	5.00%	01/01/2008	$1,228,949

			3,255,329

North Dakota – 0.4%
Fargo North Dakota RB for Public Improvements Series 2005 (AMBAC) (AAA/Aaa)
2,000,000	5.00	07/01/2009	2,130,540

Ohio – 2.6%
Cleveland Ohio City School District RANS RB Series 1997 (AMBAC) (AAA/Aaa)
2,000,000	5.50	06/01/2006	2,044,960
Lakewood Ohio Hospital Improvement RB for Lakewood Hospital Association Series 2003 (A/A1)
1,000,000	5.00	02/15/2006	1,006,950
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
1,775,000	5.00	02/01/2007	1,829,652
Ohio State Turnpike Commission RB Series 2001 B (FSA) (AAA/Aaa)
5,000,000	5.25	02/15/2009	5,346,700
Ohio State Water Development Authority PCRB RMKT Refunding for Economic Development (AMBAC) (AAA/Aaa)
1,000,000	5.00	06/01/2006	1,018,420
Ohio Water Development Authority PCRB RMKT Refunding for Economic Development Series 2005 (BBB/Baa1)(b)
2,000,000	3.35	06/01/2006	1,998,660

			13,245,342

Oklahoma – 2.4%
Comanche County Hospital Authority RB Series 2004 (Radian) (AA/Aa3)
400,000	3.75	07/01/2006	401,664
1,565,000	4.25	07/01/2008	1,597,615
1,000,000	4.50	07/01/2009	1,034,010
Grand River Dam Authority RB Series 1993 (BBB+/A2)
750,000	5.75	06/01/2006	765,832
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(a)
7,500,000	5.63	08/15/2009	8,219,100

			12,018,221

Oregon(a) – 0.6%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/Aaa)
3,100,000	5.65	11/01/2005	3,123,467

Pennsylvania – 6.8%
Delaware River Port Authority Pennsylvania & New Jersey RB Refunding Port District Project Series 2001 A (FSA) (AAA/Aaa)
5,085,000	5.25	01/01/2008	5,362,438

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Downingtown Pennsylvania Area School District GO Bonds Series 1997 A (Aa2)
$1,905,000	5.25%	02/01/2008	$2,006,803
Harrisburg Pennsylvania Authority RB for Pooled Bond Program Series 1996 I (MBIA) (AAA/Aaa)(a)
3,000,000	5.63	04/01/2006	3,116,760
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (CONNIE LEE) (AAA)
795,000	6.00	11/15/2005	796,900
Montgomery County Pennsylvania Higher Education & Health Authority Hospital RB for Abington Memorial Hospital RMKT-7/15/03 Series 1993 A (AMBAC) (AAA/Aaa)
1,985,000	6.00	06/01/2006	2,035,538
2,105,000	6.00	06/01/2007	2,213,323
2,230,000	6.00	06/01/2008	2,398,053
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
1,000,000	5.00	01/15/2010	1,071,950
Pennsylvania GO Bonds First Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,022,240
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.00	12/01/2006	755,475
Pennsylvania State Higher Educational Facilities Authority RB for University of Pennsylvania Health Systems Series 2005 A (A/A3)
1,900,000	4.00	08/15/2006	1,915,694
2,300,000	5.00	08/15/2008	2,400,464
Pennsylvania State Higher Educational Facilties Authority RB for Widener University Series 2003 (BBB+)
795,000	5.00	07/15/2008	817,125
1,000,000	5.00	07/15/2009	1,030,650
Pennsylvania State IDA RB for Economic Development Prerefunded Balance Series 1996 (ETM) (AMBAC) (AAA/Aaa)
815,000	6.00	07/01/2007	862,237
Pennsylvania State IDA RB for Economic Development Unrefunded Balance Series 1996 (AMBAC) (AAA/Aaa)
3,185,000	6.00	07/01/2007	3,364,730
Philadelphia Pennsylvania Gas Works RB for Eighteenth Series 2004 (AGC) (AAA/Aa1)
1,185,000	5.00	08/01/2008	1,238,894
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	771,645

			34,180,919

Puerto Rico – 3.6%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(b)
5,000,000	5.00	07/01/2008	5,260,950
Puerto Rico Commonwealth GO Bonds Series 1993 (MBIA-IBC) (AAA/Aaa)
4,000,000	5.50	07/01/2008	4,273,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (A/Baa2)
$2,845,000	5.00%	07/01/2006	$2,892,085
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB/Baa3)(b)
5,000,000	5.75	02/01/2012	5,499,100

			17,925,335

Rhode Island – 1.5%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
525,000	3.20	09/15/2006	517,115
485,000	4.00	09/15/2008	485,262
585,000	4.30	09/15/2009	586,158
610,000	4.50	09/15/2010	612,611
635,000	4.75	09/15/2011	639,540
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing-Memorial Hospital Series 2003 (LOC-Fleet Bank) (AA)
1,560,000	4.00	07/01/2006	1,574,305
1,560,000	4.00	07/01/2007	1,583,509
1,540,000	4.00	07/01/2008	1,564,933

			7,563,433

South Carolina – 0.6%
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB+/Baa1)
290,000	4.25	08/01/2005	290,000
370,000	4.50	08/01/2006	372,864
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,124,720

			2,787,584

Tennessee – 0.8%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)(b)
1,175,000	5.25	07/01/2026	1,181,051
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b)(e)
2,250,000	13.97	10/01/2008	2,672,190
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(e)
320,000	13.97	09/01/2008	378,573

			4,231,814

Texas – 5.4%
Brazoria County Texas Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA/Aa3)
965,000	5.00	07/01/2007	994,394
1,065,000	5.00	07/01/2009	1,118,516

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Texas – (continued)
Fort Worth Texas Water & Sewer RB for Refunding & Improvement Series 1998 (AA/Aa2)
$5,000,000	5.00%	02/15/2007	$5,151,750
Fort Worth Texas Water & Sewer RB for Refunding & Improvement Series 2003 (AA/Aa2)
4,000,000	5.00	02/15/2006	4,047,480
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)
3,000,000	5.25	07/01/2007	3,110,790
Harris County Texas RB Refunding Tollroad Series 2004 B2 (FGIC) (AAA/Aaa)(b)
10,000,000	5.00	08/15/2009	10,633,100
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
2,000,000	5.00	10/01/2008	2,092,600

			27,148,630

U.S. Virgin Islands – 0.6%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
2,000,000	5.00	10/01/2006	2,051,240
1,100,000	5.00	10/01/2008	1,147,916

			3,199,156

Virginia – 5.1%
Chesapeake Virginia Hospital Authority Facility RB for Refunding Chesapeake General Hospital Series 2004 A (A3)
2,075,000	5.00	07/01/2006	2,101,311
2,425,000	5.00	07/01/2008	2,517,950
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aaa)
1,250,000	5.25	11/01/2006	1,288,225
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
8,000,000	5.00	02/01/2009	8,488,800
Virginia Commonwealth Transportation Board RANS RB for Federal Highway Reimbursement Series 2000 (AA/Aa2)
1,000,000	5.50	10/01/2006	1,030,360
Virginia Commonwealth Transportation Board RB for US Route 58 Corridor Development Program Series 1999 B (AA+/Aa1)(a)
9,000,000	5.75	05/15/2009	9,928,260

			25,354,906

Washington – 0.6%
Washington State Health Care Facilities Authority RB for Multicare Health Systems Series 1998 (MBIA) (Aaa)
2,000,000	5.00	08/15/2005	2,001,560
Washington State Public Power Supply RB Refunding Series 1997 A (AMBAC) (AAA/Aaa)
1,000,000	5.00	07/01/2006	1,019,450

			3,021,010

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
West Virginia – 0.3%
West Virginia Higher Education Political Community RB for University Facilities Refunding Series 2003 A (MBIA) (AAA/Aaa)
$1,680,000	5.00%	04/01/2006	$1,704,646

Wisconsin – 2.2%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Prerefunded (ETM) (AMBAC) (AAA/Aaa)
200,000	5.30	10/01/2008	206,778
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
990,000	5.30	10/01/2008	1,020,601
Milwaukee Wisconsin GO Bonds for Promissory Notes Series 2005 N1 (FSA) (AAA/Aaa)
1,415,000	5.00	02/15/2010	1,514,885
2,630,000	5.00	02/15/2011	2,836,455
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
665,000	4.00	05/01/2007	669,316
695,000	4.00	05/01/2008	699,823
715,000	4.00	05/01/2009	715,951
Wisconsin State Health & Educational Facilities Authority RB for Gundersen Lutheran Hospital Series 2003 A (FSA) (AAA/Aaa)
1,000,000	5.00	02/15/2007	1,029,440
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A/A2)
500,000	4.00	08/15/2005	500,150
1,555,000	4.00	08/15/2006	1,564,065

			10,757,464

Wyoming – 0.4%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC-TCRS) (AAA/Aaa)
1,975,000	4.95	01/01/2006	1,992,242

TOTAL MUNICIPAL DEBT OBLIGATIONS			$473,844,920

Other Municipals(b)(f) – 2.2%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)
$6,115,000	3.38%	11/01/2008	$5,995,085
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999
5,000,000	4.95	08/15/2005	5,002,500

TOTAL OTHER MUNICIPALS			$10,997,585

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments (g) – 2.6%
Indiana – 0.7%
Indiana Health Facility Financing Authority Hospital RB VRDN for Clarian Health Obligation Series 2000 B (SPA-J.P. Morgan Chase & Co.) (A-1+/VMIG1)
$3,530,000	2.30%	08/01/2005	$3,530,000

Kansas – 0.3%
Kansas State Department of Transportation Highway RB VRDN Series 2000 B-1 (A-1+/VMIG1)
1,470,000	2.24	08/01/2005	1,470,000

New York – 1.6%
Jay Street Development Corp. Certificate Facilities Lease RB VRDN for Jay Street Project Series 2001 A-2 (LOC-Depfa Bank PLC) (A-1+/VMIG1)
400,000	2.21	08/01/2005	400,000
New York City Municipal Water Finance Authority Water & Sewer System RB VRDN Series 2003 Subseries F-2 (SPA-Bayerische Landesbank) (AA+/Aa2)
2,800,000	2.23	08/01/2005	2,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2000 C (SPA-Dexia Credit Local) (AA+/Aa2)
4,695,000	2.23	08/01/2005	4,695,000

			7,895,000

TOTAL SHORT-TERM INVESTMENTS			$12,895,000

TOTAL INVESTMENTS — 99.5%			$497,737,505

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets

(a) Prerefunded security. Maturity date disclosed is prerefunding date.

(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c) This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Inverse variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2005.

(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 10,997,585, which represents approximately 2.2% of net assets as of July 31, 2005.

(g) Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2005.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

     Investment Abbreviations:

ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CONNIE LEE	—	College Construction Loan Insurance Association
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Insured by Federal Housing Administration
FSA	—	Insured by Financial Security Assurance Co.
GANS	—	Grant Anticipation Notes
GO	—	General Obligation
IBC	—	Industrial Bond Certificate
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
SPA	—	Stand-by Purchase Agreement
TCRS	—	Transferable Custodial Receipts
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued at fair value based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$501,313,484

Gross unrealized gain	1,280,367
Gross unrealized loss	(4,856,346)

Net unrealized security loss	$(3,575,979)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 95.5%
Alabama – 2.8%
Alabama State Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.00%	09/01/2033	$1,045,990
Alabama State Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa3)
1,150,000	5.75	08/01/2019	1,267,036
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.55	08/01/2021	1,087,210
Huntsville Alabama GO Refunding Warrants Series 2005 A (FSA) (AAA/Aaa)
1,000,000	5.75	02/01/2015	1,168,100
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
3,500,000	5.25	01/01/2011	3,751,300
Montgomery Alabama GO Bonds Warrants Series 1997 A (AA/Aa3)(a)
1,000,000	5.10	04/01/2007	1,050,260
Tuscaloosa GO Bonds Warrants Series 2000 (AA-/Aa3)(a)
1,000,000	5.65	01/01/2007	1,093,580

			10,463,476

Alaska – 2.5%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
4,000,000	5.25	12/01/2034	4,292,400
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/AAA)
2,490,000	6.00	06/01/2049	2,613,927
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)
1,000,000	5.13	05/01/2029	1,062,530
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.50	06/01/2029	1,524,150

			9,493,007

Arizona – 2.4%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
3,410,000	5.75	07/01/2018	3,922,455
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.35	10/01/2022	325,046
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
875,000	5.85	01/01/2008	902,729
Maricopa County United School District No. 41 GO Bonds Series 1995 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,687,175
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.50	06/01/2025	1,378,383

			9,215,788

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Arkansas – 2.9%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa2)(a)
$4,000,000	7.25%	02/01/2010	$4,649,520
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,053,250
375,000	5.05	06/01/2021	375,116
University of Arkansas RB for Construction UAMS Campus Series 2004 B (MBIA) (Aaa)
1,000,000	5.00	11/01/2027	1,055,210
University of Arkansas RB for Fayetteville Campus Series 2002 (FGIC) (Aaa)(a)
1,185,000	5.50	12/01/2012	1,336,147
University of Arkansas RB for Parking Construction UAMS Campus Series 2004 (MBIA) (Aaa)
1,200,000	5.00	07/01/2034	1,244,304
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
150,000	5.00	02/01/2035	150,450
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
160,000	4.25	02/01/2015	157,570
675,000	5.00	02/01/2025	684,166
150,000	5.00	02/01/2030	151,014

			10,856,747

California – 11.5%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/Baa1)
1,000,000	6.13	08/15/2020	1,097,940
Abag Finance Authority RB for Non-Profit Corps. Samsum-Santa Barbara Series 2002 A (A)
1,500,000	5.50	04/01/2021	1,587,180
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,505,000	5.75	09/01/2023	1,719,673
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
125,000	5.00	01/01/2009	132,586
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(b)(c)
625,000	12.92	07/01/2007	757,600
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(c)
940,000	12.92	01/01/2012	1,351,720
California State GO Bonds Series 2000 (FGIC) (AAA/Aaa)
1,280,000	5.25	09/01/2030	1,348,019
California State GO Bonds Series 2003 (A/A2)
1,000,000	5.25	02/01/2033	1,062,950
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38	10/01/2019	2,170,960

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(a)
$1,000,000	6.00%	07/01/2012	$1,161,460
Cathedral City Improvement Bond Act of 1915 Special Assesment for Cove Improvement District 04-02 Series 2005
1,000,000	5.00	09/02/2020	1,015,180
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Refunding Series 2005 A (A-/A3)
1,500,000	5.00	06/01/2045	1,540,260
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
1,225,000	6.75	06/01/2039	1,407,892
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
350,000	7.88	06/01/2042	431,953
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
650,000	7.88	06/01/2042	802,197
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/A3)(a)
9,000,000	5.50	06/01/2013	9,977,220
Kaweah Delta Health Care District RB Series 2004 (A3)
325,000	6.00	08/01/2034	354,023
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
300,000	5.00	05/01/2011	316,503
300,000	5.00	05/01/2012	316,473
285,000	5.00	05/01/2015	300,960
Los Angeles Unified School District GO Bonds for Election of 1997 Series 2002 E (MBIA) (AAA/Aaa)
1,000,000	5.13	01/01/2027	1,061,110
Menlo Park GO Bonds Series 2002 (Aa1)
1,000,000	5.25	08/01/2027	1,077,480
Metropolitan Water District Waterworks RB Refunding Series 2001 A (AA+/Aa2)
1,000,000	5.10	07/01/2025	1,058,380
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
150,000	5.20	09/01/2035	144,908
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.25	09/02/2015	974,511
Placentia California COPS Improvement Project Series 2004
1,000,000	5.45	07/01/2025	1,001,030
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,190,000	5.00	09/01/2029	1,175,184
Sacramento Special Tax Refunding for North Natomas Community Facilities 97-01 Series 2005
565,000	5.00	09/01/2025	559,327

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
San Diego Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AAA/Aaa)(a)
$1,000,000	5.25%	07/01/2012	$1,110,590
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)(a)
445,000	5.38	08/01/2012	499,891
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.38	08/01/2021	60,171
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
200,000	5.00	08/01/2005	200,000
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
3,000,000	5.63	06/01/2043	3,133,350
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.25	06/01/2034	333,783
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AAA/Aaa)
1,000,000	5.13	09/01/2022	1,051,960
1,000,000	5.13	09/01/2023	1,066,690

			43,361,114

Colorado – 1.7%
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (LOC-BNP Paribas) (AA)(b)
2,000,000	4.88	12/01/2008	2,070,560
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
1,000,000	5.00	03/01/2025	1,014,410
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A/A2)
500,000	6.50	11/15/2031	555,620
Denver City & County GO Bonds for Various Purposes Series 1999 B (AA+/Aa1)
1,000,000	5.63	08/01/2007	1,052,440
La Plata County School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa)
1,000,000	5.25	11/01/2025	1,074,630
SBC Metropolitan District GO Refunding Series 2005 (ACA) (A)
500,000	5.00	12/01/2029	508,035

			6,275,695

Connecticut – 0.8%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(c)
1,335,000	11.35	12/15/2013	1,875,301

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Connecticut – (continued)
Mashantucket Western Pequot Tribe RB Series 1996 A (ETM) (AAA/Aaa)(d)
$1,000,000	6.50%	09/01/2005	$1,003,130

			2,878,431

District Of Columbia – 0.5%
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
805,000	6.25	05/15/2024	868,378
1,000,000	6.50	05/15/2033	1,188,600

			2,056,978

Florida – 5.5%
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
2,500,000	5.75	05/01/2035	2,534,875
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.80	05/01/2016	1,964,921
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,730,000	6.00	05/01/2034	1,763,060
Double Branch Community Development District Special Assessment Series 2005 A
585,000	5.35	05/01/2034	582,631
Florida State GO Bonds Department of Transportation Right of Way Series 1997 B (AAA/Aa1)(a)
1,000,000	5.50	07/01/2007	1,058,200
High Ridge Quantum Community Development District Special Assessment for Boynton Beach Series 2005 A
1,960,000	5.75	05/01/2035	1,964,626
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
300,000	5.63	03/01/2024	320,922
Keys Cove Community Development District Special Assessment Series 2004
1,225,000	5.88	05/01/2035	1,245,470
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,030,920
Palm Beach County GO Bonds Series 1999 A (AAA/Aaa)(a)
1,000,000	5.45	08/01/2009	1,085,690
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.13	11/01/2016	3,389,846
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.00	05/01/2013	256,865
1,400,000	4.50	05/01/2018	1,482,208
Thousand Oaks Community Development District Special Assessment RB Series 2005 A1
1,000,000	5.35	05/01/2035	980,460

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
$1,000,000	5.60%	05/01/2036	$1,005,650

			20,666,344

Georgia – 2.4%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.25	10/01/2039	7,553,770
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.50	01/01/2034	345,664
Georgia State GO Bonds Series 1992 B (AAA/Aaa)
1,000,000	6.00	03/01/2012	1,148,250

			9,047,684

Hawaii – 1.3%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
3,500,000	6.63	07/01/2017	3,966,445
Hawaii State GO Bonds Refunding Series 1997 (FGIC) (AAA/Aaa)
1,000,000	6.00	03/01/2008	1,072,060

			5,038,505

Illinois – 6.1%
Chicago Illinois GO Bonds and Refunding Project Series 2000 C (FGIC) (AAA/Aaa)
2,180,000	5.50	01/01/2019	2,382,130
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.25	01/01/2034	520,057
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	777,757
1,250,000	6.25	11/15/2013	1,379,250
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,154,200
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)(a)
2,500,000	5.50	01/01/2007	2,616,725
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)(b)
2,300,000	5.50	02/28/2014	2,375,233
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
2,000,000	6.25	05/01/2030	2,146,280
1,500,000	6.25	05/01/2034	1,547,505
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.38	07/01/2019	3,280,920

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Illinois – (continued)
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
$2,725,000	9.00%	11/01/2016	$3,908,794

			23,088,851

Indiana – 0.2%
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.10	01/15/2017	668,224

Iowa – 0.4%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/Baa3)
1,400,000	5.60	06/01/2035	1,450,330

Kansas – 0.3%
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.50	11/15/2025	1,058,260

Kentucky – 1.8%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)(e)
3,250,000	0.00/6.00	10/01/2018	3,609,190
Russell Kentucky RB for Bon Secours Health Systems Series 2000 (ETM) (AAA/A3)
3,000,000	5.85	11/15/2005	3,028,020

			6,637,210

Louisiana – 1.5%
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.25	09/01/2015	1,056,530
500,000	5.25	09/01/2016	525,835
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,430,000	5.95	11/01/2015	1,486,957
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
1,285,000	5.50	05/15/2030	1,340,139
1,220,000	5.88	05/15/2039	1,289,918

			5,699,379

Maryland – 2.5%
Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004 (AA+/Aa1)
1,500,000	5.13	07/01/2029	1,601,055
Baltimore RB for Wastewater Projects Series 2005 B (MBIA) (AAA/Aaa)
3,260,000	5.00	07/01/2035	3,466,814
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.60	07/01/2020	549,690
1,000,000	5.70	07/01/2029	1,095,780

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Maryland – (continued)
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)(c)
$575,000	12.04%	05/01/2014	$800,124
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa1)
500,000	5.38	08/15/2024	524,975
750,000	5.50	08/15/2033	780,293
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	523,780

			9,342,511

Massachusetts – 2.9%
Massachusetts Bay Transportation Authority (AAA/Aa1)
1,000,000	5.00	07/01/2028	1,058,160
Massachusetts State GO Bonds for Consolidated Loan Series 2000 A (AAA/Aa2)(a)
2,000,000	6.00	02/01/2010	2,234,000
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)(a)
3,000,000	4.50	11/01/2006	3,064,800
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	3,976,762
Massachusetts State School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.00	08/15/2030	529,110

			10,862,832

Michigan – 0.9%
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(a)
2,000,000	6.13	11/15/2009	2,241,220
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	1,055,100

			3,296,320

Mississippi – 0.5%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
1,950,000	5.88	04/01/2022	1,975,311

Missouri – 1.8%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
1,800,000	6.25	12/01/2021	1,967,184
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.00	01/02/2012	517,014

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Missouri – (continued)
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
$1,000,000	5.50%	12/01/2015	$1,098,300
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,000,000	5.00	06/01/2030	3,140,190

			6,722,688

Montana(b) – 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa1)
1,000,000	5.20	05/01/2009	1,049,090

Nevada – 2.1%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(b)
765,000	5.45	03/01/2013	811,703
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)(a)
2,500,000	6.00	07/01/2009	2,782,300
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,725,950
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(a)
1,585,000	6.38	01/01/2010	1,788,356

			8,108,309

New Hampshire – 0.5%
New Hampshire Health & Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
100,000	5.00	10/01/2013	106,756
200,000	5.00	10/01/2015	212,678
100,000	5.00	10/01/2018	104,478
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A)
500,000	6.00	07/01/2022	545,980
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AAA/Aaa)
1,000,000	5.25	08/15/2019	1,108,320

			2,078,212

New Jersey – 4.8%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA)
1,085,000	5.50	06/15/2016	1,195,041
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
500,000	6.50	07/01/2021	536,545

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
$625,000	5.25%	07/01/2032	$642,887
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.50	08/01/2011	1,109,010
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.50	06/15/2013	3,393,930
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
2,800,000	5.75	06/01/2032	2,961,280
2,370,000	6.00	06/01/2037	2,588,419
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
300,000	6.75	06/01/2039	356,805
University of Medicine & Dentistry of New Jersey COPS Series 2004 (MBIA) (AAA/Aaa)
5,000,000	5.00	06/15/2036	5,233,000

			18,016,917

New Mexico – 1.0%
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/Baa2)
3,530,000	6.38	04/01/2022	3,782,077

New York – 5.6%
Brookhaven New York GO Bonds Series 1995 (FGIC) (AAA/Aaa)(a)
500,000	5.50	10/01/2006	525,455
Metropolitan Transportation Authority RB for Refunding Transportation Series 2002 F (MBIA) (AAA/Aaa)
1,000,000	5.25	11/15/2027	1,077,590
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(c)
1,000,000	8.36	11/15/2015	1,238,720
New York City GO Bonds Prerefunded Series 1996 G (A+/A1)(a)
3,900,000	5.75	02/01/2006	4,016,532
New York City GO Bonds Series 1997 C (MBIA-IBC)(a)
55,000	5.38	11/15/2007	58,612
New York City GO Bonds Unrefunded Balance Series 1997 C (MBIA-IBC)
945,000	5.38	11/15/2017	1,000,368
New York City IDA Civic Facility RB for Polytechnical University Project Series 2000 (BB+/Ba3)
1,250,000	6.00	11/01/2020	1,256,950
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.25	08/01/2014	1,097,340
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(c)
1,000,000	8.36	11/01/2022	1,204,820

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC, FHA) (AAA/Aaa)
$2,500,000	5.00%	08/01/2029	$2,639,225
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,714,725
New York State Dormitory Authority RB for Rochester General Hospital Series 2005 (Radian) (AA/Aa3)
210,000	5.00	12/01/2025	220,712
225,000	5.00	12/01/2035	234,198
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
500,000	5.25	11/15/2020	545,390
New York State GO Bonds Refunding Series 1998 F (AA/A1)
500,000	5.25	09/15/2013	533,305
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A2)
2,600,000	5.50	06/01/2019	2,883,712
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
1,000,000	5.25	07/01/2009	1,083,020

			21,330,674

North Carolina – 2.8%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
1,000,000	5.13	06/01/2026	1,064,240
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AA+/Aa1)
2,000,000	5.13	07/01/2042	2,095,640
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.38	01/01/2016	529,230
850,000	5.38	01/01/2017	902,445
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.13	01/01/2023	618,810
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,245,520
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.50	01/01/2013	495,634
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2)(a)
1,500,000	5.25	06/01/2011	1,665,405

			10,616,924

Ohio – 0.6%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (ETM)
600,000	5.45	12/01/2005	605,508

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State Building Authority RB Refunding for State Facilities Adult Correction Series 2001 A (FSA) (AAA/Aaa)
$1,000,000	5.50%	10/01/2013	$1,108,760
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AAA/Aaa)
500,000	5.25	12/01/2020	542,755

			2,257,023

Oregon – 0.6%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002
2,000,000	6.13	09/01/2022	2,131,520

Pennsylvania – 1.1%
Bristol Borough School District GO Series 2005 (FSA) (AAA)
100,000	5.25	03/01/2025	109,067
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
150,000	5.38	11/15/2034	158,925
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.25	11/01/2031	2,153,920
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AAA/Aaa)
1,000,000	5.25	06/15/2015	1,063,850
Pennsylvania State Higher Educational Facilities Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
400,000	5.25	06/01/2032	410,772
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
160,000	5.00	05/01/2024	171,064
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
225,000	5.38	11/15/2034	238,388

			4,305,986

Puerto Rico – 1.1%
Children’s Trust Fund RB Refunding Tobacco Settlement Series 2005(f)
6,300,000	0.00	05/15/2050	399,924
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
2,500,000	5.00	07/01/2036	2,673,525
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB+/Baa2)
1,000,000	5.00	07/01/2041	1,042,020

			4,115,469

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
South Carolina – 3.1%
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
$5,000,000	5.00%	06/01/2031	$5,201,900
Greenville County School District Installment Purpose Refunding RB for Building Equity Sooner Tomorrow Series 2002 (AA-/Aa3)
1,000,000	6.00	12/01/2021	1,120,500
Lancaster County School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.10	03/01/2015	1,068,630
Medical University Hospital Authority RB for Hospital Facilities Series 2004 A (MBIA, FHA) (AAA/Aaa)
4,000,000	5.00	08/15/2031	4,159,080

			11,550,110

Tennessee – 3.1%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.25	07/01/2015	2,374,160
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.00	04/01/2034	1,313,638
Johnson City Health and Educational Facilities Board Hospital for Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,597,870
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
695,000	6.00	10/01/2009	725,511
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b)(c)
810,000	12.13	10/01/2008	961,988
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(c)
120,000	12.13	09/01/2008	141,965
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
300,000	5.25	09/01/2005	300,432
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,277,311

			11,692,875

Texas – 6.0%
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB-/Baa2)
700,000	7.70	04/01/2033	831,404
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
1,200,000	7.70	03/01/2032	1,426,968

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Texas – (continued)
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2)(b)
$1,045,000	5.75%	11/01/2011	$1,108,055
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.38	04/01/2019	1,294,513
Fort Bend County Municipal Utilities District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.75	09/01/2027	2,254,120
Frisco Independent School District GO Bonds Series 2002 (PSF-GTD) (Aaa)
1,000,000	5.13	08/15/2030	1,050,220
Grand Prairie Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.38	02/15/2018	1,103,010
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.38	10/01/2025	3,374,460
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,000,000	6.65	04/01/2032	1,093,740
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,284,602
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.00	08/15/2019	711,655
Mesquite Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.50	08/15/2021	1,276,940
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.63	01/01/2011	1,305,733
University of Texas RB for Fing System Series 2003 B (AAA/Aaa)
1,000,000	5.25	08/15/2020	1,086,580
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunded Series 2000 (PSF-GTD) (Aaa)(a)(f)
1,775,000	0.00	08/15/2010	1,234,992
Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(f)
80,000	0.00	08/15/2013	57,879
Williamson County GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)
1,040,000	5.25	02/15/2027	1,110,387

			22,605,258

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
$500,000	5.00%	10/01/2014	$538,405
500,000	5.25	10/01/2016	542,725

			1,081,130

Utah – 0.5%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.70	11/01/2026	2,087,440

Vermont – 0.5%
Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (AMT) (FSA) (AAA/Aaa)
2,000,000	9.50	12/15/2005	2,041,180

Virginia – 1.0%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AAA/Aaa)
1,850,000	5.25	07/15/2026	1,991,747
Chesapeake IDA PCRB for Virginia Project Series 1985 (BBB+/A3)
750,000	5.25	02/01/2008	762,735
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(a)
1,000,000	5.50	05/15/2009	1,094,280

			3,848,762

Washington – 5.1%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
2,500,000	6.35	07/01/2028	2,673,450
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)(a)
3,965,000	6.25	01/01/2009	4,403,252
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.00	12/01/2030	4,200,520
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.00	01/01/2034	3,291,109
Washington Health Care Facilities Authority RB for Overlake Hospital Medical Center Series 2005 A (AAA/Aa1)
475,000	5.00	07/01/2015	517,593
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
315,000	5.70	06/01/2016	324,330
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,610,425

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State GO Bonds Series 2000 B (AA/Aa1)(a)
$1,000,000	6.00%	01/01/2010	$1,110,830

			19,131,509

West Virginia(a) – 0.3%
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)
1,000,000	5.63	06/01/2010	1,112,410

Wisconsin – 1.9%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.38	06/01/2032	1,080,380
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(a)
5,380,000	6.25	05/01/2010	6,076,441

			7,156,821

TOTAL MUNICIPAL DEBT OBLIGATIONS			$360,255,381

Other Municipals(b)(d) – 1.2%
GMAC Municipal Mortgage Trust Series A (A3)
$525,000	4.15%	10/31/2009	$519,939
GMAC Municipal Mortgage Trust Series A-1 (A3)
375,000	4.90	10/31/2014	374,696
GMAC Municipal Mortgage Trust Series A-2 (A3)
1,350,000	5.30	10/31/2019	1,368,792
GMAC Municipal Mortgage Trust Series B (BAA1)
1,350,000	5.60	10/31/2019	1,380,510
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999
1,000,000	4.95	08/15/2005	1,000,500

TOTAL OTHER MUNICIPALS			$4,644,437

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments (g) – 1.4%
California – 1.1%
California Housing Finance Agency RB VRDN for Home Mortgage Series 2001 U (AMT) (MBIA) (SPA-Bank of New York) (A-1+/VMIG1)
$2,750,000	2.34%	08/01/2005	$2,750,000
California Housing Finance Agency RB VRDN for Home Mortgage Series 2002 J (AMT) (MBIA) (SPA-Lloyds TSB Bank PLC) (A-1+/VMIG1)
1,300,000	2.34	08/01/2005	1,300,000

			4,050,000

Indiana – 0.3%
Indiana Health Facility Financing Authority Hospital RB VRDN for Clarian Health Obligation Series 2000 B (SPA-J.P. Morgan Chase & Co.) (AA-/A1)
1,000,000	2.30	08/01/2005	1,000,000

TOTAL SHORT-TERM INVESTMENTS			$5,050,000

TOTAL INVESTMENTS — 98.1%			$369,949,818

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Prerefunded security. Maturity date disclosed is prerefunding date.

(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c) Inverse variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2005.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,647,567, which represents approximately 1.5% of net assets as of July 31, 2005.

(e) This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2005.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued at fair value based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

SWAP CONTRACTS — At July 31, 2005, the Fund had outstanding swap contracts with the following terms :

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

					3 month LIBOR
Interest Rate	Salomon Smith Barney	$7,500	08/15/2035	4.98%	floating	$(28,688)
					3 month LIBOR
Interest Rate	Merrill Lynch	7,500	08/15/2035	4.98%	floating	(28,688)

TOTAL						$(57,376)

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$345,605,803

Gross unrealized gain	39,541,575
Gross unrealized loss	(15,197,560)

Net unrealized security gain	$24,344,015

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 96.1%
Alabama – 0.1%
Butler Industrial Development Board Solid Waste Disposal RB for Georgia Pacific Corp. Project Series 2004 (AMT) (BB+)
$5,000,000	5.75%	09/01/2028	$5,075,650

Alaska – 0.3%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
9,160,000	5.50	06/01/2029	9,307,476
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2000 (BBB/Baa3)
4,620,000	6.20	06/01/2022	4,849,013

			14,156,489

Arizona – 0.8%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Ba1)
5,000,000	5.85	03/01/2028	5,000,900
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Ba1)
5,000,000	5.88	03/01/2033	5,000,550
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.35	10/01/2022	1,500,210
Coconino County PCRB for Nevada Power Co. Series 1997 B (AMT) (B-)
2,500,000	5.80	11/01/2032	2,500,225
Maricopa County PCRB for El Paso Electric Co. RMTK- 8/24/00 Series 1985 A (BBB/Baa3)(a)
8,000,000	6.38	08/01/2005	8,000,000
Maricopa County PCRB for Public Service Palo Verde Series 2003 A (BBB/Baa2)(a)
4,000,000	4.00	07/01/2009	4,015,720
Maricopa County PCRB for Southern California Edison Co. Series 2000 A (BBB+/A3)(a)
2,250,000	2.90	03/02/2009	2,182,770
Red Hawk Canyon Community Facilities District No. 1 Special Assessement Series 2005
5,075,000	5.20	06/01/2009	5,045,108
University Medical Center Corp. RB Series 2004 (BBB+/Baa1)
2,150,000	5.00	07/01/2024	2,215,381
Yavapai County IDA Hospital Facilities RB for Regional Medical Center 2003 A (Baa2)
1,250,000	6.00	08/01/2033	1,335,788

			36,796,652

Arkansas – 0.6%
Independence County PCRB Refunding for Entergy Ark Inc. Project Series 2005 (A-/Baa1)
10,730,000	5.00	01/01/2021	10,944,707
Little River County RB for Georgia Pacific Corp. Project Series 1998 (AMT) (Ba3)
3,010,000	5.60	10/01/2026	3,021,047

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Arkansas – (continued)
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
$1,850,000	5.00%	02/01/2035	$1,855,550
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,850,000	4.25	02/01/2015	1,821,899
1,000,000	4.50	02/01/2020	967,190
8,325,000	5.00	02/01/2025	8,438,053
1,850,000	5.00	02/01/2030	1,862,506

			28,910,952

California – 12.6%
Abag Finance Authority for Nonprofit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
3,855,000	6.00	09/01/2027	4,107,310
4,900,000	6.00	09/01/2034	5,239,080
Abag Finance Authority RB for Non-Profit Corps. Samsum-Santa Barbara Series 2002 A (A)
2,000,000	5.50	04/01/2021	2,116,240
2,750,000	5.60	04/01/2026	2,901,223
Brentwood California Infrastructure Refunding Authority RB CIFP Series 2004-1
1,350,000	5.75	09/02/2024	1,390,676
2,200,000	5.80	09/02/2028	2,266,308
2,500,000	5.88	09/02/2034	2,575,400
Brentwood Infrastructure Financing Authority Special Assessment Series 2005 B
235,000	5.00	09/02/2025	229,748
535,000	5.15	09/02/2032	525,771
California County Tobacco Securitization Agency of Asset Backed Bonds RB for Kern County Series 2002 B (BBB)
195,000	6.00	06/01/2029	210,582
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.75	06/01/2029	591,303
California County Tobacco Securitization Agency RB for Fresno County Funding Asset Backed Bonds Series 2002 (BBB/Baa3)
385,000	6.00	06/01/2035	412,273
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (RITES) (AAA)(b)
5,000,000	8.60	05/01/2014	6,181,300
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,498,537
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.00	10/01/2036	2,025,320
California Educational Facilities Authority RB for Pepperdine University Series 2000 (A1)(c)
6,000,000	5.75	09/15/2008	6,551,280
California Educational Facilities Authority RB Refunding for Pepperdine University Series 2005 B (AMBAC) (Aaa)
10,000,000	5.00	12/01/2032	10,616,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
California Financing Authority PCRB for Drivers Series 2004 475 (AMT) (FGIC) (Aaa)(a)(b)
$7,500,000	6.82%	06/01/2006	$7,700,100
California PCRB Financing Authority Solid Waste Disposal for Waste Management Inc. Project Series 2005 A-1 (AMT) (BBB)(a)
4,000,000	4.70	04/01/2012	4,087,440
California Special Districts Association Finance Corp. COPS for Special Districts Finance Program Series 2005 RR (XLCA) (AAA)
500,000	5.00	08/01/2025	523,225
1,000,000	5.00	08/01/2035	1,039,890
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES)(b)
18,250,000	7.28	05/01/2011	21,704,725
California State Economic Recovery GO Bonds for Rols RR II Series 2004 R 281 (RITES) (AA-)(a)(b)
6,250,000	14.56	07/01/2008	7,576,000
California State Economic Recovery GO Bonds Residuals Series 2004 933 (RITES) (Aa3)(a)(b)
6,250,000	14.16	07/01/2014	8,987,500
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(a)(b)
625,000	13.67	07/01/2008	757,600
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(b)
4,060,000	13.67	01/01/2012	5,838,280
California State GO Bonds Refunding Series 2001 (XLCA) (AAA/Aaa)
3,250,000	5.50	03/01/2011	3,590,535
California State GO Bonds Series 2003 (A/A2)
2,000,000	5.25	02/01/2015	2,189,660
California State GO Bonds Series 2004 (A/A2)
20,000,000	4.00	02/01/2010	20,513,000
California Statewide Communities Development Authority RB for Golden Gate Park Series 2005 (LOC-First Republic Bank)
26,500,000	6.00	12/01/2011	26,321,125
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/A3)(a)
10,000,000	3.85	06/01/2012	9,981,700
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.63	10/01/2033	3,076,740
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
3,000,000	6.00	05/01/2037	3,210,240
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)(c)
940,000	6.75	07/01/2012	1,095,288

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
Carlsbad Improvement Bond Act 1915 for Special Assessment District No. 2003-01 Series 2004
$3,315,000	6.00%	09/02/2034	$3,426,649
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
1,100,000	5.00	09/02/2030	1,099,956
1,350,000	5.05	09/02/2035	1,349,946
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.50	09/01/2022	657,758
565,000	5.55	09/01/2023	567,373
365,000	5.60	09/01/2024	367,044
1,300,000	5.70	09/01/2029	1,312,766
1,420,000	5.75	09/01/2034	1,439,866
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000(c)
1,185,000	7.63	09/01/2009	1,407,259
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.70	09/01/2024	1,743,486
2,300,000	5.80	09/01/2028	2,365,228
3,150,000	5.88	09/01/2034	3,246,989
East Bay Municipal Utility District Water Systems RB Series 2005 A (MBIA) (AAA/Aaa)
25,000,000	5.00	06/01/2035	26,492,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset Backed Bonds Series 2003 B (A-/A3)(c)
3,810,000	5.63	06/01/2013	4,269,257
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Refunding Series 2005 A (A-/A3)
18,500,000	5.00	06/01/2045	18,996,540
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
20,485,000	6.75	06/01/2039	23,543,410
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.90	06/01/2042	7,414,740
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.88	06/01/2042	3,270,498
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.80	06/01/2042	3,687,630
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.88	06/01/2042	10,280,469
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/A3)(c)
75,535,000	5.50	06/01/2013	83,736,590
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,438,175

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
HI Desert California Memorial Health Care District RB Refunding Series 1998
$2,250,000	5.50%	10/01/2015	$2,265,368
2,000,000	5.50	10/01/2019	2,007,880
Kaweah Delta Health Care District RB Series 2004 (A3)
3,675,000	6.00	08/01/2034	4,003,177
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,000,000	4.50	05/01/2009	1,028,740
1,455,000	5.00	05/01/2010	1,535,883
2,700,000	5.00	05/01/2011	2,848,527
2,715,000	5.00	05/01/2012	2,864,081
2,345,000	5.00	05/01/2015	2,476,320
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,925,000	7.00	09/02/2030	2,111,687
Lincoln Special Tax for Community Facilities District No. 2003-1 Series 2004
3,800,000	5.95	09/01/2028	4,082,872
3,300,000	6.00	09/01/2034	3,545,091
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.30	10/01/2032	5,105,900
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES)(b)
1,665,000	12.75	02/01/2009	2,264,000
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES)(b)
1,670,000	12.79	02/01/2009	2,270,799
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
975,000	9.25	08/01/2024	998,810
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)
7,140,000	7.00	12/01/2012	7,376,405
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)(a)
25,855,000	7.50	12/01/2024	27,637,702
Merced Community Facilities District No. 2003-1 Special Tax Series 2005
1,000,000	5.00	09/01/2030	974,850
1,000,000	5.10	09/01/2035	983,190
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.20	09/01/2035	1,603,643
Oakley Public Finance Authority RB Series 2004
1,430,000	5.88	09/02/2024	1,452,136
2,000,000	6.00	09/02/2028	2,143,200
2,515,000	6.00	09/02/2034	2,558,962
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,572,300

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
Orange County Community Facilities District Special Tax for No. 1 Ladera Ranch Series 2000 A
$1,000,000	6.20%	08/15/2023	$1,085,750
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,005,000	5.25	09/02/2016	1,025,422
1,055,000	5.25	09/02/2017	1,076,490
Sacramento County Sanitation District Financing Authority RB for Sacramento Regional County Series 2004 A (AMBAC) (AAA/Aaa)
32,930,000	5.00	12/01/2035	34,813,596
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,215,000	5.00	09/01/2023	1,207,807
1,160,000	5.00	09/01/2024	1,150,094
1,000,000	5.00	09/01/2029	987,550
3,040,000	5.10	09/01/2035	3,012,154
San Francisco Bay Area Rapid Transit GO Election of 2004 Series 2005 A (AAA/Aa1)
11,815,000	5.00	08/01/2035	12,560,172
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
1,060,000	5.00	08/01/2005	1,060,000
Soledad Improvement Bond Act 1915 for Special Assessment District No. 1 The Vineyards Series 2000
1,985,000	7.25	09/02/2030	2,029,682
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
17,130,000	5.25	06/01/2027	17,482,535
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
8,895,000	5.63	06/01/2043	9,290,383
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.00	09/01/2034	4,136,720
Valley Health System Hospital RB Refunding & Improvement Project Series 1996 A (B+)
2,240,000	6.50	05/15/2015	2,243,091
4,990,000	6.50	05/15/2025	4,996,886
Valley Health Systems COPS Refunding Project Series 1993 (B+)
10,780,000	6.88	05/15/2023	10,833,469

			575,448,952

Colorado – 0.8%
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
10,000,000	5.00	03/01/2025	10,144,100
Eagle Bend Metropolitan GO Bonds District No. 2 Series 2004 (Radian) (AA/Aa3)
1,000,000	5.00	12/01/2020	1,044,660

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Colorado – (continued)
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
$1,500,000	7.50%	12/01/2019	$1,627,875
McKay Landing Metropolitan GO Bonds District No. 2 Subseries 2004 A
2,000,000	7.50	12/01/2034	2,015,600
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,225,510
SBC Metropolitan District Refunding GO Series 2005 (ACA) (A)
1,000,000	5.00	12/01/2020	1,042,560
750,000	5.00	12/01/2025	768,195
1,780,000	5.00	12/01/2034	1,792,727
Tablerock Metropolitan District Colorado GO Bonds
2,750,000	7.00	12/01/2033	2,876,940
Vista Ridge Metropolitan District GO Bonds Series 2001
9,795,000	7.50	12/01/2031	10,205,606

			34,743,773

Connecticut – 0.4%
Bridgeport Senior Living Facilities RB for 3030 Park Retirement Community Project Series 2005
7,000,000	7.25	04/01/2035	7,283,990
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(b)
3,485,000	11.85	12/15/2013	4,895,449
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba1)
695,000	5.88	07/01/2022	689,169
University of Connecticut GO Bonds Series 2004 PA 1255 (MBIA) (RITES)(b)
2,660,000	12.40	01/15/2013	3,698,464

			16,567,072

Delaware – 0.5%
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 A
6,847,000	5.45	07/01/2035	6,857,065
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 B
1,500,000	5.13	07/01/2035	1,502,325
Delaware River & Bay Authority RB Refunding Series 2005 (MBIA) (AAA/Aaa)
3,400,000	5.00	01/01/2024	3,620,422
3,000,000	5.00	01/01/2025	3,192,090
2,500,000	5.00	01/01/2026	2,656,075
3,000,000	5.00	01/01/2027	3,182,490
2,000,000	5.00	01/01/2028	2,120,060
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB/Baa1)
1,250,000	5.50	06/01/2024	1,316,875

			24,447,402

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
District Of Columbia – 0.3%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
$1,000,000	6.35%	06/01/2028	$1,012,590
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,610,000	6.25	05/15/2024	1,736,756
6,000,000	6.50	05/15/2033	7,131,600
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (RITES) (AAA)(b)
2,785,000	13.82	01/01/2010	3,603,567

			13,484,513

Florida – 31.1%
Amelia National Community Development District RB for Capital Improvement Series 2004 A
3,360,000	6.30	05/01/2035	3,500,381
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,800,000	5.80	05/01/2036	2,830,408
Arborwood Community Development District RB for Centex Homes Projects Series 2005
62,000,000	5.00	05/01/2006	61,874,760
Arborwood Community Development District RB for School Site Acquisition Project Series 2005
6,115,000	5.50	05/01/2014	6,205,685
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
26,375,000	5.35	05/01/2036	26,440,146
Ballantrae Community Development District RB for Capital Improvement Series 2004
5,000,000	6.00	05/01/2035	5,177,450
Bartam Park Community Development District Special Assessment Series 2005
3,000,000	5.30	05/01/2035	3,035,970
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (Radian) (AA)
1,965,000	5.25	05/01/2016	2,136,466
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 A
7,000,000	6.00	05/01/2033	7,256,620
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 B
6,220,000	5.80	05/01/2034	6,371,084
Bluewaters Community Development District Special Assessment Series 2004
3,000,000	6.00	05/01/2035	3,067,800
Bonita Springs Vasari Community Development District RB for Capital Improvement Series 2001 A
7,755,000	6.95	05/01/2032	8,370,747

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Bonnet Creek Resort Community Development District RB Special Assessment Series 2002
$1,000,000	7.13%	05/01/2012	$1,069,550
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
10,000,000	7.38	05/01/2034	10,777,000
2,000,000	7.50	05/01/2034	2,157,540
Brandy Creek Community Development District Special Assessment Series 2003 A
3,470,000	6.35	05/01/2034	3,653,667
Brandy Creek Community Development District Special Assessment Series 2003 B
1,980,000	5.40	05/01/2009	2,001,186
Bridgewater Community Development District Special Assessment Series 2004 A
9,485,000	6.00	05/01/2035	9,738,060
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
3,595,000	5.75	05/01/2035	3,645,150
Briger Community Development District Special Assessment RB Series 2002 A
2,930,000	6.75	05/01/2033	3,127,951
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,500,000	6.13	05/01/2035	1,521,945
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2000 A
5,900,000	7.00	05/01/2031	6,231,344
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2003 A
1,625,000	6.13	05/01/2034	1,671,199
Capital Region Community Development District RB for Capital Improvement Series 2002 A
11,965,000	6.70	05/01/2032	12,886,903
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,080,000	6.70	05/01/2031	1,147,090
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,855,000	6.85	05/01/2031	3,070,695
Capital Trust Agency RB for Seminole Tribe Convention Series 2002 A(d)
6,400,000	0.00/ 10.00	10/01/2033	7,052,480
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A(d)
3,000,000	0.00/ 8.95	10/01/2033	3,303,180
Cedar Pointe Community Development District Special Assessment for Florida Capital Improvements Series 2005 A
6,090,000	5.38	05/01/2035	5,998,528

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Celebration Community Development District Special Assessment Series 2003 A
$2,965,000	6.40%	05/01/2034	$3,155,383
Century Gardens Community Development District Special Assessment Series 2004
2,385,000	5.90	05/01/2034	2,437,375
CFM Community Development District RB for Capital Improvement Series 2004 A
20,000,000	6.25	05/01/2035	21,223,000
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.88	05/01/2014	1,785,547
City Center Community Development District Special Assessment Series 2005 A
7,320,000	6.13	05/01/2036	7,263,709
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,270,000	6.40	05/01/2033	11,993,647
Concord Station Community Development District RB for Capital Improvement Series 2005
3,555,000	5.00	05/01/2015	3,521,476
16,110,000	5.30	05/01/2035	15,972,743
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,350,000	5.85	05/01/2035	2,391,078
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
1,300,000	5.00	05/01/2011	1,306,916
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-1
3,015,000	5.95	05/01/2035	3,084,164
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-2
2,290,000	5.85	05/01/2024	2,322,495
1,590,000	5.95	05/01/2036	1,615,456
Cory Lakes Community Development District for Special Assessment Series 2001 A
545,000	8.38	05/01/2017	569,100
Cory Lakes Community Development District for Special Assessment Series 2001 B
810,000	8.38	05/01/2017	894,645
Country Greens Community Development District Special Assessment RB Series 2003
6,035,000	6.63	05/01/2034	6,429,448
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,130,000	6.25	05/01/2034	1,181,731
Covington Park Community Development District RB for Capital Improvement Series 2004 B
1,310,000	5.30	11/01/2009	1,321,725
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,000,000	7.05	05/01/2015	5,334,550

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Cutler Cay Community Development District Special Assessment Series 2004
$4,765,000	6.13%	05/01/2024	$4,973,469
2,480,000	6.30	05/01/2034	2,593,262
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,765,000	6.00	05/01/2034	1,798,729
Double Branch Community Development District Special Assesment Series 2005 A
1,000,000	5.35	05/01/2034	995,950
Double Branch Community Development District Special Assessment Series 2002 A
10,980,000	6.70	05/01/2034	11,932,295
Double Branch Community Development District Special Assessment Series 2003 B
3,040,000	5.38	05/01/2008	3,078,517
Double Branch Community Development District Special Assessment Series 2003 C
110,000	5.13	05/01/2008	110,539
Dupree Lakes Community Development District RB for Capital Improvement Series 2005
2,000,000	5.00	11/01/2010	2,007,500
East Homestead Community Development District Special Assessment Series 2005
4,000,000	5.45	05/01/2036	4,041,600
East Park Development District Special Assessment Series 2002
5,240,000	6.85	05/01/2033	5,664,073
Fishhawk Community Development District II Special Assessment RB Series 2003 A
5,920,000	6.25	05/01/2034	6,261,939
Fishhawk Community Development District II Special Assessment RB Series 2003 B
820,000	5.00	11/01/2007	824,461
Fishhawk Community Development District II Special Assessment RB Series 2004 A
2,470,000	6.13	05/01/2034	2,573,098
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
4,930,000	7.30	05/01/2015	5,360,093
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
5,100,000	5.50	07/01/2008	5,185,017
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,640,000	6.50	05/01/2033	2,793,754
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
1,295,000	5.50	05/01/2010	1,317,663

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Gateway Services District Water & Sewer RB Refunding Series 2003
$2,315,000	6.00%	10/01/2019	$2,337,455
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.15	05/01/2034	5,374,824
Grand Haven Community Development District Special Assessment Series 2002
500,000	6.13	11/01/2007	506,600
Grand Haven Community Development District Special Assessment Series 2003
640,000	5.20	11/01/2007	646,285
Grand Haven Community Development District Special Assessment Series 2004 B
1,480,000	5.00	05/01/2009	1,481,154
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.00	05/01/2033	3,285,543
Greyhawk Landing Community Development District Special Assessment Series 2002 B
1,130,000	6.25	05/01/2009	1,154,770
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,495,000	6.70	05/01/2033	4,783,040
Habitat Community Development RB Series 2004
4,745,000	5.85	05/01/2035	4,853,044
Halifax Hospital Medical Center RB Series 1999 A
955,000	7.25	10/01/2024	1,089,856
Hamal Community Development District Special Assessment Series 2001
3,725,000	6.75	05/01/2031	3,957,887
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,310,000	7.00	05/01/2033	2,490,757
Harbour Isles Community Development District Special Assessment Series 2004
4,365,000	6.13	05/01/2035	4,518,954
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,970,000	6.13	05/01/2034	3,075,138
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,950,000	6.50	05/01/2034	4,205,367
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,235,000	6.20	05/01/2035	1,286,376
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
2,315,000	5.25	11/01/2008	2,341,553
Heritage Harbour Market Place Community Development District BANS Series 2004
5,000,000	5.50	10/01/2005	4,996,150

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
$3,180,000	6.00%	05/01/2035	$3,274,955
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
2,315,000	5.00	11/01/2009	2,314,305
Heritage Isles Community Development District RB for Special Assessment Series 2002
1,375,000	5.90	11/01/2006	1,387,155
Heritage Lake Park Community Development District Special Assessment Series 2004 B
6,000,000	5.10	11/01/2009	6,026,160
Heritage Lake Park Community Development Special Assessment Series 2005
1,700,000	5.70	05/01/2036	1,708,211
Heritage Landing Community Development District Special Assessment Series 2005
11,000,000	5.60	05/01/2036	11,103,290
Heritage Palms Community Development District RB for Capital Improvement Series 1999
550,000	6.25	11/01/2007	551,210
Heritage Park Community Development District RB for Special Assessment Series 2004 A
5,900,000	6.30	05/01/2035	6,135,292
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
2,700,000	5.63	03/01/2024	2,888,298
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,370,000	6.75	05/01/2033	1,469,681
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,960,000	5.50	05/01/2033	1,978,542
Indigo Community Development District for Capital Improvement Special Assessment Series 2005
9,000,000	5.75	05/01/2036	9,083,610
Indigo Community Development District RB for Capital Improvement Series 1999 B
850,000	6.40	05/01/2006	853,995
Islands at Doral Florida Special Assessment Series 2003
1,820,000	6.38	05/01/2035	1,932,440
Islands at Doral III Community Development District Special Assessment Series 2004 A
11,000,000	5.90	05/01/2035	11,329,890
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.25	05/01/2034	1,944,348
Julington Creek Plantation Community Development District Special Assessment Series 2002 (MBIA) (AAA/Aaa)
2,970,000	4.75	05/01/2019	3,080,840
Keys Cove Community Development District Special Assessment Series 2004
1,220,000	5.88	05/01/2035	1,240,386

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Killarney Community Development District Special Assessment Series 2004 A
$2,535,000	6.00%	05/01/2035	$2,617,235
Killarney Community Development District Special Assessment Series 2004 B
5,120,000	5.13	05/01/2009	5,149,184
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,435,000	6.40	05/01/2033	2,572,237
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
410,000	5.25	11/01/2007	414,022
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,635,000	7.45	05/01/2022	2,833,284
3,945,000	7.50	05/01/2032	4,256,418
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 A
7,725,000	6.10	05/01/2023	8,170,578
4,000,000	6.25	05/01/2034	4,225,920
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
6,500,000	5.30	05/01/2009	6,545,435
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,160,000	5.95	05/01/2034	2,228,602
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,705,000	6.70	05/01/2031	5,002,544
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2003
1,535,000	5.30	11/01/2007	1,550,473
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,860,000	6.13	05/01/2034	6,118,192
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB-)
7,000,000	5.50	11/15/2029	7,011,340
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.70	05/01/2033	2,669,225
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,445,000	6.30	05/01/2034	4,671,339
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
4,540,000	5.30	05/01/2008	4,582,267
Live Oak Community Development District No. 002 Special Assessment Series 2004 A
6,230,000	5.85	05/01/2035	6,357,715
Live Oak Community Development District No. 002 Special Assessment Series 2004 B
7,220,000	5.00	11/01/2009	7,244,692

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Longleaf Community Development District Special Assessment Series 2001
$1,040,000	7.25%	05/01/2009	$1,065,792
Maple Ridge Community Development District Special Assessment Series 2000 A
1,530,000	7.15	05/01/2031	1,660,004
Marshall Creek Community Development District Special Assessment Series 2002
2,925,000	6.63	05/01/2032	3,105,794
Meadow Pines Community Development District Special Assessment RB Series 2004 A
7,010,000	6.25	05/01/2034	7,287,596
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
685,000	3.70	05/01/2011	662,053
710,000	3.88	05/01/2012	685,775
300,000	4.00	05/01/2013	291,603
1,745,000	4.60	05/01/2018	1,731,598
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,925,000	6.85	05/01/2033	3,119,103
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,925,000	6.40	05/01/2034	4,168,585
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
1,940,000	5.25	11/01/2007	1,959,031
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,030,920
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,755,000	6.30	05/01/2034	2,907,048
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
3,005,000	6.00	05/01/2036	3,086,496
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,740,000	6.80	05/01/2031	5,069,572
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
465,000	6.95	05/01/2031	489,919
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,575,000	6.85	05/01/2031	1,681,927
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,975,000	6.38	05/01/2034	5,239,819
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
6,245,000	5.50	05/01/2010	6,328,995

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
$7,055,000	5.38%	11/15/2028	$7,065,724
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba2)
5,645,000	6.13	11/15/2011	6,108,398
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB+/Ba2)
13,600,000	6.75	11/15/2029	15,080,088
Middle Village Community Development District Special Assessment Series 2004 A
6,000,000	5.80	05/01/2022	6,188,400
15,620,000	6.00	05/01/2035	16,161,233
Middle Village Community Development District Special Assessment Series 2004 B
2,750,000	5.00	05/01/2009	2,758,635
Middle Village Community Development District Special Assessment Series 2004 C
655,000	5.13	05/01/2009	658,845
Monterra Community Development District Revenue BANS Series 2005
28,000,000	5.00	06/01/2006	27,979,560
Moody River Estates Community Development District Capital Improvement RB Series 2005
7,000,000	5.35	05/01/2036	6,971,370
Narcoossee Community Development District Special Assessment Series 2002 A
4,980,000	6.85	05/01/2033	5,392,842
Narcoossee Community Development District Special Assessment Series 2002 B
70,000	5.75	05/01/2008	71,074
Oak Creek Community Development District Special Assessment Series 2004
1,775,000	5.80	05/01/2035	1,816,056
Oakstead Community Development District RB for Capital Improvement Series 2002 A
4,685,000	6.88	05/01/2033	5,039,467
Oakstead Community Development District RB for Capital Improvement Series 2002 B
1,010,000	5.90	05/01/2007	1,014,767
Oakstead Community Development District RB for Capital Improvement Series 2003
10,000	5.20	11/01/2007	10,086
Old Palm Community Development District
3,815,000	5.38	05/01/2014	3,883,823
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,815,000	5.90	05/01/2035	7,021,835
Orange County Health Facilities Authority RB for Orlando Lutheran Healthcare Series 2005
1,100,000	5.38	07/01/2020	1,097,613
1,000,000	5.70	07/01/2026	1,003,460

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
$965,000	6.00%	05/01/2020	$1,010,394
4,500,000	6.25	05/01/2034	4,747,230
Orlando Urban Community Development District Special Assessment Series 2001 A
7,855,000	6.95	05/01/2033	8,450,488
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,305,000	6.13	05/01/2035	2,410,108
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
6,880,000	5.13	05/01/2009	6,912,955
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
7,165,000	6.25	05/01/2034	7,492,440
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
4,000,000	5.75	05/01/2035	4,052,760
Panther Trace Community Development District Special Assessment Series 2002 A
1,665,000	7.25	05/01/2033	1,846,452
Panther Trace II Community Development District Special Assessment Series 2005 A
7,000,000	5.60	05/01/2035	7,054,110
Park Place Community Development District Special Assessment Series 2003
4,430,000	6.38	05/01/2034	4,675,245
Parklands Lee Community Development District Special Assessment Series 2004 A
4,000,000	5.80	05/01/2035	4,110,200
Parklands Lee Community Development District Special Assessment Series 2004 B
1,070,000	5.13	05/01/2011	1,075,446
Parklands West Community Development District Special Assessment Series 2001 A
3,380,000	6.90	05/01/2032	3,602,201
Parklands West Community Development District Special Assessment Series 2001 B
185,000	6.00	05/01/2006	186,036
Parkway Center Community Development District Special Assessment Series 2000 A
485,412	8.25	05/01/2031	489,159
Paseo Community Development District Capital Improvement RB Series 2005 A
10,555,000	5.40	05/01/2036	10,544,762
Pier Park Community Development District RB for Capital Improvement Series 2002 1
10,125,000	7.15	05/01/2034	10,734,019
Pine Island Community Development District Special Assessment Series 2004
5,435,000	5.30	11/01/2010	5,438,207
11,780,000	5.75	05/01/2035	12,075,089

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Poinciana Community Development District Special Assessment Series 2000 A
$5,770,000	7.13%	05/01/2031	$6,103,737
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.65	05/01/2035	1,008,640
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,250,000	7.00	05/01/2033	7,824,272
Renaissance Community Development District RB for Capital Improvement Series 2002 B
950,000	6.25	05/01/2008	968,791
Reunion East Community Development District Special Assessment Series 2002 A
19,620,000	7.20	05/01/2022	21,551,393
2,450,000	7.38	05/01/2033	2,709,210
Reunion East Community Development District Special Assessment Series 2002 B
2,095,000	5.90	11/01/2007	2,129,484
Reunion East Community Development District Special Assessment Series 2003
4,450,000	5.20	11/01/2007	4,486,178
Reunion East Community Development District Special Assessment Series 2005
12,880,000	5.80	05/01/2036	13,274,386
Reunion West Community Development District Special Assessment Series 2004
25,500,000	6.25	05/01/2036	26,906,325
River Bend Community Development District Capital Improvement RB Series 2005
9,000,000	5.45	05/01/2035	9,060,210
Rivercrest Community Development District Special Assessment Series 2001
5,425,000	7.00	05/01/2032	5,827,318
Riverside Park Community Development District Special Assessment Series 2004
2,000,000	6.13	05/01/2034	2,059,180
Saddlebrook Community Development District Special Assessment Series 2001 A
5,000,000	6.90	05/01/2033	5,343,950
Saddlebrook Community Development District Special Assessment Series 2001 B
65,000	6.25	05/01/2009	66,955
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,255,000	6.95	05/01/2031	2,355,776
Seven Oaks Community Development District I RB Special Assessment Series 2002
800,000	5.60	11/01/2007	804,256
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,705,000	6.40	05/01/2034	4,990,311

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
$1,925,000	5.30%	11/01/2008	$1,948,427
Seven Oaks Community Development District II RB Special Assessment Series 2004 A
5,000,000	5.88	05/01/2035	5,074,000
Seven Oaks Community Development District II RB Special Assessment Series 2004 B
3,000,000	5.00	05/01/2009	3,012,360
South Bay Community Development District RB for Capital Improvement Series 2005 A
22,755,000	5.95	05/01/2036	23,425,590
South Bay Community Development District RB for Capital Improvement Series 2005 B-1
5,500,000	5.13	11/01/2009	5,511,825
South Bay Community Development District RB for Capital Improvement Series 2005 B-2
4,000,000	5.38	05/01/2013	4,037,880
South Fork Community Development District RB Special Assessment Series 2004 A-1
515,000	5.90	05/01/2034	522,292
South Fork Community Development District RB Special Assessment Series 2004 A-2
1,825,000	5.90	05/01/2035	1,845,130
South Fork Community Development RB Series 2003
2,490,000	6.15	05/01/2033	2,581,383
South Fork East Community Development District Capital Improvement RB Series 2005
9,000,000	5.35	05/01/2036	8,963,190
South Village Community Development District RB for Capital Improvement Series 2005 A
13,500,000	5.70	05/01/2035	13,703,985
South-Dade Venture Community Development District Special Assessment Series 2004
2,745,000	6.00	05/01/2024	2,836,134
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,395,000	5.80	05/01/2035	8,540,905
Southern Hills Plantation II Community Development District Capital Improvement Special Assessment Series 2004
3,570,000	5.85	05/01/2034	3,602,773
Spicewood Community Development District Special Assessment Series 2003 A
2,965,000	6.10	05/01/2034	3,074,053
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
5,160,000	6.13	05/01/2034	5,593,904
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
595,000	5.30	05/01/2010	604,211
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.20	05/01/2035	4,162,160

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
$2,975,000	5.50%	11/01/2010	$3,017,364
Stonegate Community Development District RB Special Assessment Series 2004
2,250,000	6.13	05/01/2034	2,334,510
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,570,000	5.90	05/01/2034	3,670,067
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,870,000	6.80	10/01/2032	7,026,430
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,625,000	6.90	10/01/2034	4,747,100
Sumter Landing Community Development District Special Assessment Series 2003
10,000,000	6.95	05/01/2033	10,708,500
Suncoast Community Development District RB for Capital Improvement Series 2004 A
5,370,000	5.88	05/01/2034	5,457,907
Tern Bay Community Development District BANS Series 2005
5,000,000	5.00	01/30/2006	4,988,350
The Quarry Community Development District BANS Special Assessment Series 2004
50,000,000	5.00	11/01/2005	50,038,000
Thousand Oaks Community Development District Special Assessment RB Series 2005 A1
3,955,000	5.35	05/01/2035	3,877,719
Thousand Oaks Community Development District Special Assessment RB Series 2005 A2
1,000,000	5.35	05/01/2036	980,230
Tomoka Community Development District Series 2004 A
8,250,000	6.10	05/01/2035	8,560,200
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
10,000,000	6.00	05/01/2036	10,199,700
Turnbull Creek Community Development District Special Assessment Series 2005
7,000,000	5.80	05/01/2035	7,116,340
University Place Community Development District Special Assessment Series 2001 A
1,690,000	7.00	05/01/2032	1,827,617
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,900,000	6.75	05/01/2034	4,190,316
Verona Walk Community Development District RB for Capital Improvement Series 2004
7,000,000	5.85	05/01/2035	7,136,850
Village Center Community Development District Recreational RB SubSeries 1998 B
2,050,000	8.25	01/01/2017	2,176,341

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Village Center Community Development District Recreational RB SubSeries 1998 C
$2,165,000	7.38%	01/01/2019	$2,308,020
Village Center Community Development District Recreational RB SubSeries 2003
4,005,000	6.35	01/01/2018	4,282,787
Village Center Community Development District Recreational RB SubSeries 2004 B
5,570,000	5.88	01/01/2015	5,809,621
Village Community Development District No. 3 Special Assessment Series 2002
7,500,000	6.50	05/01/2032	8,066,400
Village Community Development District No. 4 Special Assessment Series 2000
3,125,000	7.15	05/01/2018	3,416,375
Village Community Development District No. 4 Special Assessment Series 2002
4,430,000	6.88	05/01/2022	4,788,520
6,205,000	6.95	05/01/2032	6,773,440
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.50	05/01/2033	536,770
Village Community Development District No. 5 Special Assessment Series 2002 A
18,555,000	6.50	05/01/2033	20,026,040
Village Community Development District No. 5 Special Assessment Series 2002 B
240,000	5.40	05/01/2007	240,000
Village Community Development District No. 5 Special Assessment Series 2003 A
4,292,000	6.00	05/01/2022	4,516,600
22,900,000	6.10	05/01/2034	24,142,096
Village Community Development District No. 5 Special Assessment Series 2003 B
6,165,000	5.00	05/01/2008	6,216,724
Village Community Development District No. 6 Special Assessment RB Series 2004
5,710,000	5.63	05/01/2022	5,848,296
44,535,000	5.80	05/01/2035	45,761,939
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
12,700,000	5.70	05/01/2035	12,799,187
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
5,505,000	5.60	05/01/2036	5,536,103
Villasol Community Development District Special Assessment RB Series 2003 A
4,115,000	6.60	05/01/2034	4,405,560
Villasol Community Development District Special Assessment RB Series 2003 B
955,000	5.38	05/01/2008	966,393

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Florida – (continued)
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
$3,665,000	6.75%	05/01/2034	$3,916,859
Vizcaya Community Development District Special Assessment Series 2002
815,000	5.90	05/01/2007	823,778
Vizcaya Community Development District Special Assessment Series 2003 B
2,065,000	5.40	11/01/2007	2,086,022
Walnut Creek Community Development District Special Assessment Series 2000 A
3,890,000	7.30	05/01/2021	4,227,652
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,865,000	6.70	05/01/2032	3,048,790
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
950,000	6.95	05/01/2031	1,020,566
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
3,000,000	6.00	05/01/2023	3,131,250
24,250,000	6.13	05/01/2035	25,365,015
Westside Community Development District BANS Series 2005
4,000,000	5.00	02/01/2006	3,985,320
World Commerce Community Development District Special Assessment Series 2004 A-1
1,000,000	6.25	05/01/2022	1,032,030
500,000	6.50	05/01/2036	523,330
World Commerce Community Development District Special Assessment Series 2004 A-2
3,000,000	6.13	05/01/2035	3,136,800
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.38	05/01/2034	2,638,400

			1,415,288,200

Georgia – 0.6%
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.63	01/01/2016	1,227,835
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.40	01/01/2020	1,079,011
2,250,000	5.60	01/01/2030	2,248,312
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
10,000,000	7.75	12/01/2014	10,881,100
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
3,675,000	5.50	01/01/2034	3,908,656
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.85	06/01/2009	5,911,750

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Georgia – (continued)
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
$1,750,000	6.13%	02/15/2034	$1,767,623
Tift County IDA RB for Beverly Enterprises Project Series 2000
725,000	7.50	07/01/2010	732,207

			27,756,494

Guam – 0.1%
Guam Government GO Bonds Series 1993 A (B)
5,000,000	5.38	11/15/2013	5,002,000

Hawaii – 0.3%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (RITES) (Aaa)(b)
2,500,000	13.42	07/01/2015	3,517,800
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 1997 (AMT) (B/Caa2)
6,855,000	5.63	11/15/2027	5,535,550
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (B/Caa2)
445,000	7.00	06/01/2020	426,030
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
3,225,000	7.38	08/01/2011	3,355,193

			12,834,573

Illinois – 1.7%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.75	12/01/2032	4,351,720
Chicago Illinois Tax Increment for Allocation Sub-Central Loop Redevelopment Series 2000 A
250,000	6.50	12/01/2005	251,295
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	6,980,662
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,154,200
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.50	12/01/2006	259,865
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
3,015,000	6.25	10/01/2032	3,154,263
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)(a)
6,050,000	5.50	02/28/2014	6,247,895
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
8,000,000	6.25	05/01/2030	8,585,120
7,840,000	6.25	05/01/2034	8,088,293

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A
$2,500,000	5.00%	02/15/2015	$2,498,050
5,000,000	5.38	02/15/2025	4,977,800
4,000,000	5.63	02/15/2037	3,996,320
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
6,905,000	5.00	06/01/2024	6,933,863
5,760,000	5.13	06/01/2035	5,761,613
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries 2004 B (Baa3)
2,075,000	5.00	06/01/2024	2,061,098
4,000,000	5.38	06/01/2035	4,001,080
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.00	07/01/2021	2,161,640
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004
1,805,000	6.25	03/01/2034	1,902,380
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.13	08/15/2019	2,000,282
1,100,000	5.00	08/15/2021	1,138,786

			77,506,225

Indiana – 0.3%
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
1,500,000	6.38	08/01/2031	1,596,015
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
7,360,000	5.10	01/15/2017	7,684,576
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(e)
10,000,000	6.50	11/15/2031	1,349,800
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (Ba3)
2,500,000	6.70	04/01/2029	2,626,375

			13,256,766

Iowa – 1.4%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/Baa3)
30,820,000	5.60	06/01/2035	31,927,979
Tobacco Settlement Authority RB Series 2001 B (BBB/Baa3)
31,645,000	5.30	06/01/2025	32,422,518

			64,350,497

Kansas – 0.2%
Olathe Senior Living Facilities RB Refunding for Aberdeen Village Inc. Series 2005 A
3,500,000	5.60	05/15/2028	3,524,500

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Kansas – (continued)
Wyandotte County/Kansas City University Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005
$500,000	4.75%	12/01/2016	$493,505
7,000,000	5.00	12/01/2020	6,977,250

			10,995,255

Kentucky – 0.2%
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	492,130
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)(f)
2,000,000	0.00	10/01/2022	898,120
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)(g)
6,750,000	0.00/6.00	10/01/2018	7,496,010

			8,886,260

Louisiana – 2.0%
Hodge Utility RB Series 2003 (AMT) (B)
6,750,000	7.45	03/01/2024	8,110,530
Louisiana State Gas & Fuels Tax RB Series 2005 A (FGIC) (AAA/Aaa)
25,000,000	5.00	05/01/2035	26,420,250
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
5,000,000	5.25	09/01/2015	5,282,650
3,500,000	5.25	09/01/2016	3,680,845
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
17,225,000	5.50	05/15/2030	17,964,125
28,575,000	5.88	05/15/2039	30,212,633

			91,671,033

Maryland – 0.9%
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
4,627,000	6.25	09/01/2033	4,810,229
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.50	07/01/2031	3,168,930
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.00	07/01/2033	4,034,138
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)(b)
5,825,000	10.29	05/01/2012	8,105,604
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa1)
1,000,000	5.75	08/15/2016	1,109,950
4,500,000	5.38	08/15/2024	4,724,775
10,750,000	5.50	08/15/2033	11,184,192

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Maryland – (continued)
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
$4,000,000	6.25%	05/01/2034	$4,161,800

			41,299,618

Massachusetts – 0.7%
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.63	04/01/2019	2,258,914
2,000,000	5.63	04/01/2029	1,998,180
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (Aaa)(b)
2,500,000	16.62	12/01/2014	3,392,250
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
3,000,000	9.00	12/15/2015	3,690,240
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,349,920
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba1)
530,000	5.75	10/01/2006	531,357
5,400,000	6.00	10/01/2023	5,413,338
Massachusetts State Development Finance Agency RB for First Mortgage Brokhaven Series 2005 A (Radian) (AA)
2,975,000	4.50	03/01/2018	2,991,749
1,250,000	5.00	03/01/2035	1,277,063
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.63	10/01/2024	1,071,220
1,000,000	5.70	10/01/2034	1,066,010
Massachusetts State School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
5,500,000	5.00	08/15/2030	5,820,210

			31,860,451

Michigan – 1.0%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (BBB-/Baa3)
3,205,000	5.50	07/01/2008	3,266,440
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Baa3)
1,250,000	5.38	07/01/2028	1,195,250
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
415,000	5.00	05/15/2025	415,606
400,000	5.00	05/15/2030	397,160
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
1,000,000	5.00	05/15/2037	987,370
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.00	05/15/2026	1,551,175
2,000,000	5.00	05/15/2034	2,009,080
Michigan State Hospital Finance Authority RB Series 2005 (MBIA) (AAA/Aaa)
3,000,000	5.00	11/15/2036	3,134,370

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Michigan – (continued)
Midland County Economic Development RB for Obligation-Midland Series 2000 B (BB-/Ba3)
$5,000,000	6.75%	07/23/2009	$5,241,950
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (BB-/Ba3)
11,150,000	6.88	07/23/2009	11,689,102
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995
13,250,000	6.75	12/01/2015	10,369,582
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)
8,235,000	6.00	12/01/2029	6,496,592

			46,753,677

Minnesota – 0.7%
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
10,000,000	8.50	04/01/2030	12,252,800
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.25	06/15/2032	7,960,125
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB+)
4,175,000	6.63	11/01/2017	4,198,714
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 A (BB)
2,700,000	5.75	05/01/2025	2,713,014
1,400,000	5.88	05/01/2030	1,395,450
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 B
2,700,000	6.00	05/01/2030	2,687,418

			31,207,521

Mississippi – 0.3%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
13,635,000	5.88	04/01/2022	13,811,982

Missouri – 0.5%
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.50	01/01/2009	2,175,735
1,000,000	6.25	01/01/2024	1,032,650
2,500,000	6.50	01/01/2035	2,597,050
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,295,000	6.25	01/01/2030	1,324,811
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
5,845,000	4.00	01/02/2012	5,867,854
St. Louis IDA MF Hsg. for Vaughn Elderly Apartments Project Series 2004 (AMT)(a)
2,610,000	4.00	12/20/2006	2,638,606

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Missouri – (continued)
St. Louis IDA MF Hsg. RB for Bluemeyer Elderly Apartments Project Series 2004 (AMT)(a)
$6,500,000	3.13%	08/20/2006	$6,494,930

			22,131,636

Montana(a) – 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa1)
10,500,000	5.20	05/01/2009	11,015,445

Nevada – 1.7%
Clark County Improvement District No. 142-LOC Special Assessment Series 2003
1,460,000	5.80	08/01/2015	1,506,253
5,000,000	6.10	08/01/2018	5,155,200
4,000,000	6.38	08/01/2023	4,117,840
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (B-)
10,380,000	5.60	10/01/2030	10,333,705
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B-)
13,665,000	5.90	10/01/2030	13,668,279
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B-)
710,000	5.50	10/01/2030	710,611
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-)(a)
4,835,000	5.45	03/01/2013	5,130,177
Clark County School District GO Bonds Series 2003 PA 1220 (MBIA) (RITES) (AAA)(b)
4,475,000	16.25	06/15/2012	6,596,329
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,980,000	5.55	03/01/2017	2,039,737
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
620,000	4.50	03/01/2008	630,850
1,060,000	4.90	03/01/2017	1,062,894
1,555,000	5.00	03/01/2020	1,556,648
820,000	5.10	03/01/2022	825,281
3,600,000	5.13	03/01/2025	3,615,048
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,140,000	5.70	06/01/2008	1,167,349
1,980,000	6.75	06/01/2021	2,044,409
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.90	06/01/2017	1,376,452
1,375,000	5.90	06/01/2018	1,417,556
500,000	6.00	06/01/2019	515,565
5,000,000	6.25	06/01/2024	5,154,450
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
990,000	6.13	12/01/2017	1,030,263
1,485,000	6.40	12/01/2022	1,546,568

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Nevada – (continued)
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Ba2)(a)
$8,000,000	5.00%	07/01/2009	$8,017,680

			79,219,144

New Hampshire – 0.1%
New Hampshire Health & Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
900,000	5.00	10/01/2013	960,804
1,800,000	5.00	10/01/2015	1,914,102
500,000	5.00	10/01/2018	522,390
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004
1,000,000	5.50	07/01/2025	1,017,350
1,400,000	5.88	07/01/2034	1,439,354

			5,854,000

New Jersey – 4.8%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
825,000	5.00	01/01/2015	819,044
710,000	5.75	01/01/2025	721,090
1,230,000	5.88	01/01/2037	1,247,737
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.25	11/01/2020	1,553,505
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,794,175
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
7,480,000	5.50	04/01/2028	5,518,071
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1999 (AMT) (B/Caa2)
7,000,000	6.63	09/15/2012	6,848,100
5,190,000	6.25	09/15/2019	4,853,065
4,060,000	6.40	09/15/2023	3,801,500
10,635,000	6.25	09/15/2029	9,684,763
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.50	07/01/2021	879,934
500,000	6.63	07/01/2031	537,720
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,000,000	6.00	07/01/2032	2,129,980
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB+/Baa1)
1,500,000	6.88	07/01/2030	1,662,990
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C
1,000,000	5.50	07/01/2023	1,051,700

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New Jersey – (continued)
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
$59,970,000	5.75%	06/01/2032	$63,424,272
21,055,000	6.00	06/01/2037	22,995,429
21,105,000	6.13	06/01/2042	22,726,708
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
7,630,000	6.75	06/01/2039	9,074,740
5,130,000	7.00	06/01/2041	6,187,139
32,345,000	6.25	06/01/2043	37,387,585
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AMT) (AAA/Aaa)
6,970,000	5.50	06/01/2009	7,405,904
3,625,000	5.50	06/01/2010	3,872,841

			217,177,992

New Mexico – 0.3%
Farmington PCRB for El Paso Electric Co. Project Series 2002 A (Baa3/BBB)(a)
7,500,000	6.37	08/01/2005	7,500,000
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.30	12/01/2016	2,654,525
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba1)
3,000,000	6.95	10/01/2020	3,149,340

			13,303,865

New York – 3.3%
Madison County Industrial Development Agency Civic Facilities RB for Morrisville State College Foundation Series 2005 A (FGIC) (AAA)
1,000,000	5.00	06/01/2022	1,061,810
750,000	5.00	06/01/2028	783,780
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(b)
5,000,000	7.77	05/15/2010	6,193,600
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
2,300,000	5.00	08/01/2022	2,376,774
1,250,000	5.00	08/01/2025	1,280,637
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.25	11/01/2021	434,532
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,135,000	5.88	11/01/2011	1,235,141
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
720,000	5.63	11/01/2010	770,594
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
1,000,000	5.63	11/01/2009	1,060,790

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
New York City IDA Civic Facility RB for Polytechnical University Project (BB+/Ba3)
$150,000	5.20%	11/01/2007	$149,862
New York City IDA Civic Facility RB for Polytechnical University Project Series 2000 (BB+/Ba3)
2,000,000	6.00	11/01/2020	2,011,120
New York City IDA Civic Facility RB for Staten Island University Hospital Series 2000 (B2)
1,000,000	6.38	07/01/2031	1,005,470
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BB-/Ba2)
4,135,000	5.25	12/01/2032	3,761,734
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
2,265,000	7.25	11/01/2008	2,261,625
4,055,000	8.00	11/01/2012	4,025,601
2,685,000	8.38	11/01/2016	2,710,293
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2003 A (MBIA-IBC) (AAA)
27,385,000	5.00	06/15/2035	28,651,556
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(b)
8,000,000	7.77	11/01/2009	9,638,560
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
4,000,000	5.25	06/01/2008	4,064,760
New York GO Bonds Series 2003 A (A+/A1)
4,000,000	5.00	08/01/2012	4,302,560
New York GO Bonds Series 2003 D (A+/A1)
6,520,000	5.25	10/15/2018	7,046,686
New York GO Bonds Series 2005 M (A+/A1)
7,980,000	5.00	04/01/2025	8,372,297
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.25	07/01/2024	1,051,520
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
6,620,000	5.00	05/01/2018	6,917,635
New York State Dormitory Authority RB for Rochester General Hospital Series 2005 (Radian) (AA/Aa3)
2,600,000	5.00	12/01/2025	2,732,626
2,550,000	5.00	12/01/2035	2,654,244
New York State Environmental Facilities Corp. PCRB Series 2004 PA 1261 (MBIA) (RITES)(b)
5,465,000	18.29	12/15/2009	8,426,593
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES)(a)(b)
3,625,000	10.97	07/01/2007	4,476,875
Saratoga County IDA Civic Facility RB for Saratoga Hospital Project Series 2004 A (BBB+)
975,000	5.00	12/01/2008	1,016,467
1,205,000	5.00	12/01/2012	1,276,107
300,000	5.00	12/01/2014	315,978

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A2)
$18,160,000	5.50%	06/01/2018	$20,034,657
Westchester County Healthcare Corp. RB for Senior Lien Series 2000 A (B/Ba2)
4,000,000	5.88	11/01/2025	4,000,280
Yonkers IDA Civic Facility RB for St. Joseph Hospital Yonkers Series 1998 A
500,000	6.15	03/01/2015	450,010
Yonkers IDA Civic Facility RB for St. Joseph Hospital Yonkers Series 1998 C
750,000	6.15	03/01/2015	685,027
800,000	6.20	03/01/2020	711,224

			147,949,025

North Carolina – 0.9%
Charlotte Special Facilities RB for Charlotte/Douglas International US Airways Airport Series 1998 (AMT)(e)
6,760,000	5.60	07/01/2027	4,427,732
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.75	02/01/2028	2,210,610
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
6,495,000	5.38	01/01/2016	6,874,698
4,850,000	5.38	01/01/2017	5,149,245
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.13	01/01/2023	3,506,590
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.50	07/01/2032	3,181,860
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 A
2,750,000	5.25	09/01/2021	2,773,045
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 B(a)
1,500,000	4.30	09/01/2008	1,500,810
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.50	01/01/2014	1,127,510
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.38	01/01/2013	1,949,203
5,000,000	6.50	01/01/2020	5,600,800
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.50	01/01/2013	2,808,595

			41,110,698

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Ohio – 1.5%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1998 (AMT) (B-/Caa2)
$24,965,000	5.38%	09/15/2027	$18,194,492
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
5,530,000	5.50	12/01/2008	5,247,749
13,460,000	5.70	12/01/2019	10,971,381
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (B)
2,000,000	5.13	08/01/2013	1,974,980
Cuyahoga County Health Care Facilities RB Refunding for Benjamin Rose Institute Project Series 1998
2,600,000	5.50	12/01/2017	2,595,268
3,000,000	5.50	12/01/2028	2,988,330
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB-/Baa2)(a)
16,255,000	3.75	10/01/2008	16,307,341
Ohio Water Development Authority PCRB RMKT Refunding for Economic Development Series 2005 (BBB/Baa1)(a)
5,000,000	3.35	06/01/2006	4,996,650
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.25	12/01/2036	2,593,800

			65,869,991

Oklahoma – 2.8%
Langston Economic Development Authority RB Series 2005 (ACA) (A)
1,150,000	4.50	05/01/2020	1,135,292
3,500,000	4.75	05/01/2025	3,477,600
2,000,000	5.00	05/01/2030	2,015,200
6,500,000	5.00	05/01/2035	6,524,375
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(c)
18,240,000	5.63	08/15/2009	19,988,852
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B-/Caa2)(a)
16,100,000	6.00	12/01/2008	15,771,560
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 A (AMT) (B-/Caa2)(a)
2,450,000	5.38	12/01/2006	2,414,009
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B-/Caa2)(a)
27,430,000	5.65	12/01/2008	26,715,448
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/1/04 (AMT) (B-/Caa2)(a)
45,500,000	7.75	12/01/2014	48,621,755

			126,664,091

Oregon – 0.1%
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (BB+/Ba3)
195,000	6.35	08/01/2025	195,758

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Oregon – (continued)
Oregon State Facilities Authority RB for Linfield College Project Series 2005 A (Baa1)
$1,000,000	5.00%	10/01/2025	$1,032,120
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
2,635,000	7.00	12/01/2034	2,663,063

			3,890,941

Pennsylvania – 4.7%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
2,000,000	5.75	01/01/2009	2,122,940
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B/B1)
210,000	9.25	11/15/2015	253,239
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B/B1)
16,460,000	9.25	11/15/2022	19,772,246
14,540,000	9.25	11/15/2030	17,404,380
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.00	04/01/2025	2,315,617
3,000,000	5.13	04/01/2035	3,019,110
Allegheny County Redevelopment Authority for Pittsburgh Mills Project Series 2004(a)
1,000,000	5.10	07/01/2014	1,031,460
2,000,000	5.60	07/01/2023	2,101,760
Bristol Borough School District GO Series 2005 (FSA) (AAA)
1,100,000	5.25	03/01/2025	1,199,737
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.63	07/01/2034	3,249,540
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.00	03/01/2019	9,550,742
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
1,660,000	5.50	10/01/2008	1,666,607
Cumberland County Municipal Authority Retirement Community RB for Wesley Affiliated Services Series 2002 A
5,000,000	7.25	01/01/2035	5,383,300
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba2)
18,445,000	6.10	07/01/2013	19,369,094
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,000,000	7.50	07/01/2011	2,020,120
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa2)
11,500,000	5.38	08/15/2033	11,851,210
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
1,550,000	5.38	11/15/2034	1,642,225

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Montgomery County IDA RB for Whitemarsh Continued Care Project Series 2005
$1,720,000	5.13%	02/01/2012	$1,748,483
1,775,000	5.30	02/01/2013	1,811,299
2,000,000	6.13	02/01/2028	2,092,520
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB-/Caa1)(a)
8,115,000	6.50	04/01/2019	8,090,168
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
5,000,000	6.38	11/01/2041	5,402,750
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A (AMT) (B1)
5,500,000	6.75	12/01/2036	5,919,870
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B1)
36,500,000	6.75	12/01/2036	39,286,410
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A (AMT) (B1)
2,000,000	6.75	12/01/2036	2,152,680
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B1)
7,500,000	6.75	12/01/2036	8,072,550
Pennsylvania Economic Development Financing Authority Exempt Facilities RB RMKT for Shippingport Project Series 2002 A (AMT) (BB+/BAA3)(a)
5,000,000	4.35	06/01/2010	4,967,500
Pennsylvania State Higher Educational Facilities Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
3,000,000	5.13	06/01/2025	3,071,460
1,950,000	5.25	06/01/2032	2,002,514
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
1,410,000	5.00	05/01/2024	1,507,502
675,000	5.00	05/01/2025	720,002
Philadelphia Gas Works RB Eighteenth Series 2004 (CIFG) (AAA/Aaa)
1,790,000	5.00	08/01/2011	1,931,034
3,195,000	5.00	08/01/2014	3,467,022
3,350,000	5.00	08/01/2015	3,611,468
Philadelphia Gas Works RB Fifth Series 2004 A/1 (AGC) (AAA/Aa1)
3,340,000	5.25	09/01/2018	3,607,567
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.15	07/01/2014	437,140
4,825,000	6.20	07/01/2017	4,169,717
6,155,000	6.25	07/01/2020	5,300,932

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
$2,275,000	5.38%	11/15/2034	$2,410,363

			215,734,278

Puerto Rico – 1.8%
Children’s Trust Fund RB Refunding for Tobacco Settlement Asset Backed Bonds Series 2005 B(f)
56,000,000	0.00	05/15/2055	1,891,120
Children’s Trust Fund RB Refunding Tobacco Settlement Series 2005(f)
77,700,000	0.00	05/15/2050	4,932,396
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES) (Aa3)(b)(c)
3,115,000	8.34	07/01/2010	3,562,563
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (MBIA) (RITES) (AAA)(a)(b)
7,500,000	6.80	01/01/2007	8,282,850
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB+/Baa2)
13,000,000	5.00	07/01/2041	13,546,260
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC/Caa2)(a)
5,400,000	6.45	12/01/2025	4,279,446
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB/Baa3)(a)
37,750,000	5.75	02/01/2012	41,518,205
Puerto Rico Public Finance Corp. RB for Residential Certificates Series 2001 520 (MBIA) (Aaa)(b)
3,225,000	12.81	08/01/2016	4,357,362

			82,370,202

Rhode Island – 1.0%
Providence Redevelopment Agency RB Refunding for Public Safety Building Project Series 2005 A (AMBAC) (AAA/Aaa)
1,825,000	5.00	04/01/2025	1,926,507
3,605,000	5.00	04/01/2026	3,799,670
2,785,000	5.00	04/01/2027	2,933,134
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
2,840,000	6.00	09/15/2033	2,888,905
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
4,955,000	6.00	06/01/2023	5,261,467
7,500,000	6.13	06/01/2032	8,017,725
20,340,000	6.25	06/01/2042	21,829,091

			46,656,499

South Carolina – 1.9%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)(f)
15,000,000	0.00	01/01/2033	1,614,150

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
South Carolina – (continued)
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
$4,550,000	6.13%	10/01/2017	$4,805,801
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
980,000	6.88	11/01/2035	1,016,456
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
1,376,000	6.13	11/01/2014	1,402,089
Medical University Hospital Authority RB Series 2002 A (AAA)(c)
3,000,000	6.50	08/15/2012	3,540,390
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A(c)
8,750,000	7.13	12/15/2010	10,439,187
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB+/Baa1)
10,000,000	6.25	08/01/2031	10,925,600
Tobacco Settlement Management Authority RB Series 2001 B (BBB/Baa3)
2,225,000	6.00	05/15/2022	2,355,051
35,695,000	6.38	05/15/2028	38,168,307
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B-/B2)
11,430,000	5.70	01/01/2024	11,259,693

			85,526,724

Tennessee – 0.9%
Chattanooga Health, Educational & Housing Facilities Board RB for CDFI Phase I LLC Project Series 2005 A (BBB-)
5,000,000	5.00	10/01/2025	4,918,600
9,750,000	5.13	10/01/2035	9,616,620
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)(b)
6,000,000	12.54	07/01/2033	8,314,800
Johnson City Health and Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.25	02/15/2032	1,014,180
Shelby County Health Educational & Housing Facilities Board Hospital RB Refunded for Methodist Healthcare Series 2002 (A-/A3)(c)
2,500,000	6.00	09/01/2012	2,883,675
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(a)(b)
9,190,000	10.39	10/01/2008	10,914,412
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
1,310,000	10.39	09/01/2008	1,549,782

			39,212,069

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Texas – 8.3%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC/Caa2)
$13,990,000	7.00%	12/01/2011	$13,104,013
44,105,000	7.50	12/01/2029	39,400,320
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.13	07/01/2022	1,271,376
1,000,000	6.30	07/01/2032	1,066,440
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB-/Baa2)
10,500,000	7.70	04/01/2033	12,471,060
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
6,800,000	7.70	03/01/2032	8,086,152
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2)(a)
21,940,000	5.75	11/01/2011	23,263,860
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB-/Baa2)
1,435,000	6.75	10/01/2038	1,594,199
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB-/Baa2)(a)
3,025,000	5.40	10/01/2014	3,215,121
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
6,250,000	5.38	04/01/2019	6,472,562
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-)
10,000,000	7.75	12/01/2018	11,122,600
Dallas County Flood Control District GO Bonds Series 2002(d)
6,000,000	0.00/ 7.25	04/01/2032	6,237,780
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1992 (AMT) (CCC/Caa2)
1,885,000	7.25	11/01/2030	1,627,943
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (CCC/Caa2)
37,950,000	6.00	11/01/2014	32,621,820
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (AMT) (CCC/Caa2)
37,550,000	6.38	05/01/2035	28,211,690
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 B (AMT) (CCC/Caa2)(a)
11,170,000	6.05	11/01/2005	11,105,549
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 C (AMT) (CCC/Caa2)(a)
15,860,000	6.15	11/01/2007	15,169,931

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Texas – (continued)
Dallas Fort Worth International Airport RB Series 2003 A (AMBAC) (AMT) (AAA/Aaa)
$1,225,000	5.00%	11/01/2032	$1,252,318
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-1 (AMT) (CCC/Caa2)(a)
5,000,000	8.50	05/01/2008	5,037,550
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-2 (AMT) (CCC/Caa2)(a)
4,000,000	9.00	05/01/2015	4,146,640
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-3 (AMT) (CCC/Caa2)
20,000,000	9.13	05/01/2029	20,857,600
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB)
3,000,000	6.25	08/15/2029	3,054,210
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,500,000	6.65	04/01/2032	1,640,610
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A/A2)
2,595,000	5.00	12/01/2020	2,710,893
435,000	5.00	12/01/2021	452,400
1,000,000	5.13	12/01/2022	1,044,020
1,000,000	5.13	12/01/2023	1,040,930
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa2)
1,000,000	5.70	07/15/2029	798,600
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.75	07/01/2021	3,310,410
21,440,000	6.75	07/01/2029	20,526,870
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.13	02/15/2034	1,611,480
Houston Texas GO Bonds Rols RR II Series 2003 R 242 (MBIA) (AAA)(b)
6,455,000	10.50	03/01/2010	8,271,179
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)
11,000,000	5.95	05/01/2030	11,302,940
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.20	01/01/2021	4,298,448
5,000,000	7.25	01/01/2031	5,101,100
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B-/B2)
8,500,000	6.70	11/01/2030	9,139,880

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Texas – (continued)
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B-/B2)
$4,500,000	6.70%	11/01/2030	$4,844,070
Red River Authority PCRB for Hoechst Celanese Corp. Project Series 1994 (B-/B2)
3,000,000	5.20	05/01/2007	3,004,620
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB-/Baa2)
3,000,000	6.15	08/01/2022	3,281,400
Sabine River Authority PCRB VRDN for TXU Electric Co. Project Series 2001 A (BBB-/Baa2)(a)
16,000,000	5.50	11/01/2011	16,991,520
San Antonio Convention Center Hotel Finance Corp. Contract RB for Empowerment Zone Series 2005 A (AMT) (AMBAC) (AAA/Aaa)
10,000,000	5.00	07/15/2034	10,292,100
10,000,000	5.00	07/15/2039	10,252,000
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.75	05/15/2021	2,156,540
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.00	06/01/2017	4,775,827

			377,238,571

U. S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
2,225,000	5.00	10/01/2010	2,356,431
1,045,000	5.00	10/01/2012	1,115,496
1,000,000	5.00	10/01/2014	1,076,810
1,250,000	5.25	10/01/2016	1,356,812
1,000,000	5.25	10/01/2018	1,079,110
1,000,000	5.25	10/01/2019	1,077,530
1,720,000	5.25	10/01/2020	1,847,951
1,000,000	5.25	10/01/2021	1,070,470
500,000	5.25	10/01/2022	533,285
500,000	5.25	10/01/2023	531,730
Virgin Islands Public Finance Authority RB for Subordinated Lien-Fund Loan Notes Series 1998 D
1,100,000	6.00	10/01/2005	1,105,181

			13,150,806

Utah – 0.1%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
6,350,000	5.70	11/01/2026	6,627,622

Virginia – 0.9%
Amelia County IDA Solid Waste Disposal VRDN RB Refunding for Waste Management Project Series 2002 (AMT) (BBB)(a)
3,000,000	4.05	04/01/2008	2,999,880

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Virginia – (continued)
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (Ba3)
$320,000	5.60%	12/01/2025	$321,862
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.75	03/01/2034	5,198,200
Chesapeake IDA PCRB for Virginia Project Series 1985 (BBB+/A3)
3,250,000	5.25	02/01/2008	3,305,185
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (Ba3)
560,000	5.65	12/01/2025	563,231
Henrico County IDA RB for Solid Waste Browning Ferris Project Series 1995 (AMT) (BB-/Caa1)(a)
3,500,000	5.30	12/01/2005	3,507,350
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/Caa1)
3,750,000	5.88	03/01/2017	3,592,950
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.35	09/01/2026	751,568
750,000	5.50	09/01/2034	751,545
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB)(c)
1,000,000	6.10	06/01/2012	1,162,540
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.00	08/01/2024	2,861,457
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.00	01/01/2025	506,620
1,100,000	6.13	01/01/2035	1,109,317
Pocahontas Parkway Association Toll Road RB for Capital Appreciation 1st Tier Series 1998 SubSeries C (B3)(f)
2,300,000	0.00	08/15/2005	2,294,342
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB)
10,505,000	5.50	08/15/2028	10,882,760
Winchester Industrial Development Authority Residential Care Facilities RB for Westminster Canterbury Series 2005 A
1,000,000	5.20	01/01/2027	1,008,500
1,000,000	5.30	01/01/2035	1,004,820

			41,822,127

Washington – 1.2%
King County GO Bonds for Sewer Improvements Series 2005 (FGIC) (AAA/Aaa)
31,110,000	5.00	01/01/2035	32,583,370
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa3)
600,000	5.50	12/01/2015	641,436
1,175,000	5.38	12/01/2022	1,219,697
1,500,000	5.50	12/01/2030	1,549,935

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Washington – (continued)
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
$9,805,000	6.50%	06/01/2026	$10,768,243
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
900,000	5.25	01/01/2028	927,090
1,800,000	5.25	01/01/2034	1,834,218
Washington Health Care Facilities Authority RB for Overlake Hospital Medical Center Series 2005 A (AAA/Aa1)
3,035,000	5.00	07/01/2015	3,307,148
3,410,000	5.00	07/01/2016	3,663,534

			56,494,671

Wisconsin – 0.8%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
2,185,000	6.13	06/01/2027	2,348,962
16,250,000	6.38	06/01/2032	17,556,175
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.63	02/15/2020	1,539,405
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals Inc. Series 2004 A
2,500,000	6.75	08/15/2034	2,594,700
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
3,000,000	5.75	05/01/2029	3,148,890
2,750,000	6.10	05/01/2034	2,970,000
Wisconsin Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.10	03/01/2025	2,996,190
2,800,000	5.25	03/01/2035	2,806,132

			35,960,454

Wyoming – 0.1%
Converse County RB for Memorial Hospital Project Series 2000
3,605,000	9.00	12/01/2025	4,045,675

TOTAL MUNICIPAL DEBT OBLIGATIONS			$4,381,138,533

Other Municipals(a)(d) – 2.5%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (A3)
$9,000,000	5.75%	04/30/2015	$9,373,770
GMAC Municipal Mortgage Trust (A3)
7,500,000	4.80	04/30/2015	7,511,625
GMAC Municipal Mortgage Trust (Baa1)
5,000,000	5.50	04/30/2015	5,035,900
GMAC Municipal Mortgage Trust (Baa2)
9,500,000	5.70	04/30/2025	9,563,270
GMAC Municipal Mortgage Trust Series A (A3)
6,475,000	4.15	10/31/2009	6,412,581
GMAC Municipal Mortgage Trust Series A-1 (A3)
9,625,000	4.90	10/31/2014	9,617,204

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals(a)(d) – (continued)
GMAC Municipal Mortgage Trust Series A-2 (A3)
$16,650,000	5.30%	10/31/2019	$16,881,768
GMAC Municipal Mortgage Trust Series B (Baa1)
16,650,000	5.60	10/31/2019	17,026,290
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999
10,000,000	4.95	08/15/2005	10,005,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)
6,000,000	4.90	09/30/2014	5,916,960
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-2 (Baa2)
4,000,000	5.20	09/30/2014	3,945,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)
5,000,000	4.70	09/30/2009	4,932,950
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-1 (Baa2)
3,000,000	5.40	09/30/2014	2,980,530
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-2 (Baa2)
3,000,000	5.80	09/30/2019	2,968,380

TOTAL OTHER MUNICIPALS			$112,171,548

Short-Term Investments (h) – 1.9%
Alaska – 0.1%
Valdez Alaska Marine Term RB VRDN Refunding for ExxonMobil Project Series 2001 (A-1+/VMIG1)
$2,485,000	2.17%	08/01/2005	$2,485,000

California – 0.9%
California Housing Finance Agency RB VRDN for Home Mortgage Series 2001 J (FSA) (SPA-Lloyds TSB Bank PLC) (AMT) (A-1+/VMIG1)
7,000,000	2.32	08/01/2005	7,000,000
California Housing Finance Agency RB VRDN for Home Mortgage Series 2001 U (AMT) (MBIA) (SPA-Bank of New York) (A-1+/VMIG1)
10,500,000	2.32	08/01/2005	10,500,000
California Housing Finance Agency RB VRDN for Home Mortgage Series 2002 J (AMT) (MBIA) (SPA-Lloyds TSB Bank PLC) (A-1+/VMIG1)
18,000,000	2.32	08/01/2005	18,000,000
California Housing Finance Agency RB VRDN for Home Mortgage Series 2003 U (AMT) (FSA) (SPA-Dexia Credit Local) (A-1+/VMIG1)
4,100,000	2.32	08/01/2005	4,100,000
California State Economic Recovery RB VRDN Series 2004 C-6 (LOC-Citibank N.A.) (A-1+/VMIG1)
2,600,000	2.17	08/01/2005	2,600,000

			42,200,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments (h) – (continued)
Indiana – 0.2%
Indiana Health Facility Financing Authority Hospital RB VRDN for Clarian Health Obligation Series 2000 B (SPA-J.P. Morgan Chase & Co.) (A-1+/VMIG1)
$10,120,000	2.28%	08/01/2005	$10,120,000

Kansas – 0.1%
Kansas State Department of Transportation Highway RB VRDN Series 2000 B-1 (A-1+/VMIG1)
5,200,000	2.22	08/01/2005	5,200,000

Nevada – 0.1%
Clark County Improvement District No. 128 Special Assessment Series 2001 (LOC-Bayerische Landesbank) (VMIG1/F1)
3,000,000	2.30	08/01/2005	3,000,000

New York – 0.3%
Jay Street Development Corp. Certificate Facilities Lease RB VRDN for Jay Street Project Series 2001 A-2 (LOC-Depfa Bank PLC) (A-1+/VMIG1)
4,900,000	2.16	08/01/2005	4,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB VRDN Series 2003 Subseries F-2 (SPA-Bayerische Landesbank) (A-1+/VMIG1)
7,900,000	2.21	08/01/2005	7,900,000
New York GO Bonds VRDN Subseries 1993 A-10 (LOC-Morgan Guaranty Trust) (A-1+/VMIG1)
1,050,000	2.21	08/01/2005	1,050,000
New York GO Bonds VRDN Subseries 1993 E2 (LOC-JP Morgan Chase Bank) (A-1+/VMIG1)
1,360,000	2.21	08/01/2005	1,360,000

			15,210,000

North Carolina – 0.1%
University of North Carolina at Chapel Hill RB VRDN for Updates Series 2001 A (SPA-Landesbank Hessen-Thueringen) (A-1+/VMIG1)
2,580,000	2.22	08/01/2005	2,580,000

Pennsylvania – 0.0%
Philadelphia Hospitals & Higher Education Facilities Authority RB VRDN for Children’s Hospital Project Series 2002 B (A-1+/VMIG1)
1,835,000	2.29	08/01/2005	1,835,000

Texas – 0.1%
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities RB VRDN for Mobil Oil Refining Corp. Project Series 1999 (AMT) (A-1+/P-1)
2,900,000	2.25	08/01/2005	2,900,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments (h) – (continued)
Texas – (continued)
North Central Texas Health Facility Development Corp. RB VRDN for Presbyterian Medical Center Series 1985 C (MBIA) (A-1+/VMIG1)
$755,000	2.22%	08/01/2005	$755,000

			3,655,000

TOTAL SHORT-TERM INVESTMENTS			$86,285,000

TOTAL INVESTMENTS — 100.5%			$4,579,595,081

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b) Inverse variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2005.

(c) Prerefunded security. Maturity date disclosed is prerefunding date.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $128,764,988, which represents approximately 2.9% of net assets as of July 31, 2005.

(e) Security is currently in default.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

(h) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

Security ratings disclosed, if any, are issued by Standard & Poor’s / Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGC	— Insured by ACE Guaranty Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Industrial Bond Certificate
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
RITES	— Residual Interest Tax Exempt Securities
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued at fair value based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

SWAP CONTRACTS — At July 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Interest Rate	Salomon Smith Barney	$92,500	08/15/2035	4.98%	3 month LIBOR floating	$(353,822)
Interest Rate	Merrill Lynch	92,500	08/15/2035	4.98%	3 month LIBOR floating	(353,822)

TOTAL						$(707,644)

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$4,322,699,586

Gross unrealized gain	267,462,664
Gross unrealized loss	(10,567,169)

Net unrealized security gain	$256,895,495

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.